UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III
(Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Item 1.   Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND †
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 50.9%
	Face Amount	Value
COMMUNICATION SERVICES — 2.4%
AT&T
3.550%, 06/01/24	$680,000	$721,618
Charter Communications Operating
4.464%, 07/23/22	480,000	507,199
Cox Communications
2.950%, 06/30/23 (A)	522,000	536,048
Discovery Communications
3.500%, 06/15/22 (A)	180,000	186,539
Verizon Communications
2.946%, 03/15/22	250,000	256,355
ViacomCBS
3.125%, 06/15/22	240,000	245,932
Vodafone Group
2.833%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	200,000	202,706
		2,656,397
CONSUMER DISCRETIONARY — 0.4%
Ford Motor Credit
2.710%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/21	450,000	449,258

CONSUMER STAPLES — 5.5%
Campbell Soup
8.875%, 05/01/21	72,000	77,878
2.524%, VAR ICE LIBOR USD 3 Month+0.630%, 03/15/21	411,000	412,693
Coca-Cola European Partners
4.500%, 09/01/21	720,000	742,243
Conagra Brands
4.300%, 05/01/24	480,000	523,432
Constellation Brands
4.750%, 11/15/24	460,000	514,135
General Mills
2.846%, VAR ICE LIBOR USD 3 Month+1.010%, 10/17/23	490,000	498,170
Hillshire Brands
4.100%, 09/15/20	245,000	248,136
Keurig Dr Pepper
4.057%, 05/25/23	490,000	523,059
Molson Coors Beverage
3.500%, 05/01/22	520,000	536,788
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21 (A)	500,000	501,864
Pernod Ricard
5.750%, 04/07/21 (A)	640,000	669,835
Suntory Holdings
2.550%, 06/28/22 (A)	500,000	506,230
Tyson Foods
2.250%, 08/23/21	360,000	362,714
		6,117,177

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — 4.8%
Energen
4.625%, 09/01/21	$500,000	$513,710
Equities
2.679%, VAR ICE LIBOR USD 3 Month+0.770%, 10/01/20	350,000	350,000
Halliburton
3.500%, 08/01/23	485,000	507,773
Midwest Connector Capital
3.625%, 04/01/22 (A)	750,000	773,562
National Oilwell Varco
2.600%, 12/01/22	500,000	507,821
NuStar Logistics
4.800%, 09/01/20	500,000	503,750
Occidental Petroleum
2.700%, 08/15/22	735,000	746,394
Ovintiv
3.900%, 11/15/21	416,000	426,880
Plains All American Pipeline
3.650%, 06/01/22	500,000	515,185
Western Midstream Operating
5.375%, 06/01/21	500,000	515,870
		5,360,945
FINANCIALS — 15.3%
Ally Financial
4.625%, 05/19/22	240,000	252,300
3.875%, 05/21/24	500,000	527,290
Ansett Worldwide Aviation Services Leasing
4.870%, 07/17/21 (A)(B)	765,794	782,917
Ares Capital
3.625%, 01/19/22	500,000	512,033
Associated Bank
3.500%, 08/13/21	500,000	509,923
Bank of America MTN
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/21	415,000	416,482
Bank of Nova Scotia
2.000%, 11/15/22	500,000	503,706
BBVA USA
2.500%, 08/27/24	500,000	503,876
BlackRock TCP Capital
4.125%, 08/11/22	465,000	481,497
Canadian Imperial Bank of Commerce
2.606%, VAR ICE LIBOR USD 3 Month+0.785%, 07/22/23	750,000	762,435
Capital One
2.150%, 09/06/22	500,000	503,885
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 08/01/68	410,000	447,671
CIT Group
5.000%, 08/15/22	685,000	727,812

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND †
JANUARY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Citigroup
3.004%, VAR ICE LIBOR USD 3 Month+1.100%, 05/17/24	$415,000	$421,909
Citizens Bank
3.250%, 02/14/22	250,000	257,203
2.727%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/22	250,000	252,124
Daimler Finance North America
2.300%, 02/12/21 (A)	165,000	165,526
Discover Financial Services
3.850%, 11/21/22	475,000	498,198
E*TRADE Financial
2.950%, 08/24/22	725,000	741,714
First Horizon National
3.500%, 12/15/20	470,000	475,837
Huntington Bancshares
7.000%, 12/15/20	440,000	459,384
Main Street Capital
4.500%, 12/01/22	415,000	439,378
Morgan Stanley MTN
4.100%, 05/22/23	760,000	809,728
People’s United Financial
3.650%, 12/06/22	470,000	491,166
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 12/31/49	420,000	447,460
Regions Bank
3.374%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/21	125,000	126,012
2.750%, 04/01/21	480,000	485,214
Royal Bank of Canada MTN
2.560%, VAR ICE LIBOR USD 3 Month+0.660%, 10/05/23	500,000	504,780
Santander Holdings USA
3.700%, 03/28/22	250,000	258,123
Stifel Financial
3.500%, 12/01/20	300,000	303,694
Synchrony Financial
2.850%, 07/25/22	745,000	759,459
Synovus Financial
3.125%, 11/01/22	250,000	254,150
Truist Bank
2.800%, 05/17/22	500,000	511,297
Willis Towers Watson
5.750%, 03/15/21	470,000	489,601
Zions Bancorp
3.500%, 08/27/21	750,000	768,780
		16,852,564
HEALTH CARE — 0.5%
Zimmer Biomet Holdings
2.653%, VAR ICE LIBOR USD 3 Month+0.750%, 03/19/21	500,000	500,103

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — 8.2%
AerCap Ireland Capital DAC
4.875%, 01/16/24	$470,000	$515,012
Air Lease
2.500%, 03/01/21	575,000	579,411
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	397,553	409,231
APT Pipelines
3.875%, 10/11/22 (A)	480,000	500,050
Arconic
6.150%, 08/15/20	402,000	409,353
CNH Industrial Capital
4.200%, 01/15/24	475,000	507,982
CRH America
5.750%, 01/15/21	340,000	351,895
Cytec Industries
3.500%, 04/01/23	500,000	506,113
Delta Air Lines
3.625%, 03/15/22	500,000	515,836
FLIR Systems
3.125%, 06/15/21	360,000	364,624
Fortive
2.350%, 06/15/21	750,000	754,064
Johnson Controls
4.250%, 03/01/21	450,000	460,681
Lennox International
3.000%, 11/15/23	500,000	515,412
Penske Truck Leasing Lp
4.125%, 08/01/23 (A)	495,000	529,300
Pentair Finance Sarl
3.150%, 09/15/22	830,000	844,308
Ryder System MTN
2.875%, 06/01/22	730,000	746,723
Westinghouse Air Brake Technologies
4.400%, 03/15/24	480,000	519,711

		9,029,706
INFORMATION TECHNOLOGY — 0.9%
Broadcom
3.000%, 01/15/22	500,000	508,912
NXP BV
4.125%, 06/01/21 (A)	500,000	513,615

		1,022,527
MATERIALS — 3.4%
BHP Billiton Finance USA
6.250%, VAR USD Swap Semi 30/360 5 Yr Curr+4.971%, 10/19/75 (A)	500,000	512,350
Celanese US Holdings
5.875%, 06/15/21	421,000	442,672
CF Industries
3.400%, 12/01/21 (A)	250,000	256,307

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND †
JANUARY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
Glencore Funding
2.875%, 04/16/20 (A)	$264,000	$264,526
Mosaic
3.250%, 11/15/22	500,000	515,367
NewMarket
4.100%, 12/15/22	480,000	507,145
Teck Resources
4.500%, 01/15/21	756,000	768,851
Vulcan Materials
2.557%, VAR ICE LIBOR USD 3 Month+0.650%, 03/01/21	195,000	195,473
2.494%, VAR ICE LIBOR USD 3 Month+0.600%, 06/15/20	300,000	300,357
		3,763,048
REAL ESTATE — 2.2%
American Campus Communities Operating Partnership
3.350%, 10/01/20	470,000	474,103
Brixmor Operating Partnership
3.875%, 08/15/22	500,000	523,397
Kimco Realty
3.200%, 05/01/21	415,000	421,399
3.125%, 06/01/23	192,000	198,781
Rayonier
3.750%, 04/01/22	820,000	834,007
		2,451,687
UTILITIES — 7.3%
Alliant Energy Finance
3.750%, 06/15/23 (A)	500,000	526,165
Dominion Energy
4.104%, 04/01/21	460,000	470,745
DPL
7.250%, 10/15/21	500,000	530,000
DTE Energy
3.850%, 12/01/23	810,000	863,564
Duquesne Light Holdings
6.400%, 09/15/20 (A)	500,000	513,168
5.900%, 12/01/21 (A)	254,000	270,178
Evergy
5.292%, 06/15/22	450,000	479,852
Exelon
3.497%, 06/01/22	720,000	741,961
FirstEnergy
4.250%, 03/15/23	510,000	543,433
IPALCO Enterprises
3.450%, 07/15/20	382,000	383,549
LG&E & KU Energy
4.375%, 10/01/21	250,000	258,058
Mississippi Power
2.597%, VAR ICE LIBOR USD 3 Month+0.650%, 03/27/20	394,000	394,216

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
National Grid North America MTN
2.375%, 09/30/20	$250,000	$249,431
PPL Capital Funding
3.500%, 12/01/22	500,000	518,234
SCANA MTN
4.750%, 05/15/21	275,000	281,359
4.125%, 02/01/22	545,000	561,198
Sempra Energy
2.331%, VAR ICE LIBOR USD 3 Month+0.500%, 01/15/21	475,000	475,084
		8,060,195
Total Corporate Obligations
(Cost $55,681,056)		56,263,607

U.S. TREASURY OBLIGATIONS — 26.3%

U.S. Treasury Notes
2.625%, 06/15/21	3,550,000	3,606,439
2.625%, 07/15/21	2,000,000	2,034,453
1.750%, 03/31/22	14,065,000	14,190,266
1.750%, 07/15/22	1,000,000	1,010,273
1.125%, 08/31/21	8,360,000	8,323,426

Total U.S. Treasury Obligations
(Cost $28,862,976)		29,164,857

ASSET-BACKED SECURITIES — 14.0%

AASET, Ser 2018-1A, Cl A
3.844%, 01/16/38 (A)	396,793	400,737
Axis Equipment Finance Receivables, Ser 2019-1A, Cl A2
2.630%, 06/20/24 (A)	500,000	504,086
Carvana Auto Receivables Trust, Ser 2019-3A, Cl B
2.510%, 04/15/24 (A)	1,000,000	1,010,669
Colony American Finance, Ser 2016-1, Cl C
4.638%, 06/15/48 (A)	110,000	111,216
CoreVest American Finance Trust, Ser 2017-1, Cl D
4.358%, 10/15/49 (A)	258,000	262,879
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
3.044%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/47 (A)	326,485	325,881
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40 (A)	582,506	590,491
Drug Royalty III, Ser 2017-1A, Cl A1
4.331%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27 (A)	113,449	114,086
Drug Royalty III, Ser 2018-1A, Cl A2
4.270%, 10/15/31 (A)	357,153	368,408

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND †
JANUARY 31, 2020 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Garrison BSL CLO, Ser 2019-1RA, Cl A1R
3.309%, VAR ICE LIBOR USD 3 Month+1.490%, 04/20/29 (A)	$455,000	$454,864
GM Financial Automobile Leasing Trust, Ser 2018-2, Cl C
3.500%, 04/20/22	500,000	505,290
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl AR
2.874%, VAR ICE LIBOR USD 3 Month+1.080%, 07/25/27 (A)	378,482	378,681
Hertz Vehicle Financing II, Ser 2019-1A, Cl B
4.100%, 03/25/23 (A)	500,000	518,086
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/28 (A)	210,380	212,409
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/28 (A)	24,597	24,611
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/29 (A)	386,157	389,652
Marlette Funding Trust, Ser 2019-3A, Cl B
3.070%, 09/17/29 (A)	490,000	494,658
Master Credit Card Trust II, Ser 2018-1A, Cl C
3.737%, 07/21/24 (A)	675,000	695,049
MMAF Equipment Finance, Ser 2017-AA, Cl A5
2.680%, 07/16/27 (A)	230,000	235,970
MVW Owner Trust, Ser 2017-1A, Cl B
2.750%, 12/20/34 (A)	176,291	178,608
MVW Owner Trust, Ser 2018-1A, Cl C
3.900%, 01/21/36 (A)	491,191	507,691
New Residential Mortgage, Ser 2018-FNT2, Cl A
3.790%, 07/25/54 (A)	732,903	735,762
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/29 (A)	565,000	568,284
OneMain Financial Issuance Trust, Ser 2017-1A, Cl A1
2.370%, 09/14/32 (A)	236,207	236,415
Progress Residential Trust, Ser 2018-SFR1, Cl C
3.684%, 03/17/35 (A)	470,000	475,789
SCF Equipment Leasing, Ser 2019-1A, Cl B
3.490%, 01/20/26 (A)	900,000	907,667
Sierra Timeshare Receivables Funding, Ser 2016-3A, Cl A
2.430%, 10/20/33 (A)	191,099	191,463

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Sofi Consumer Loan Program, Ser 2016-5, Cl B
4.550%, 09/25/28 (A)(C)	$485,000	$497,492
SoFi Professional Loan Program, Ser 2015-C, Cl B
3.580%, 08/25/36 (A)	507,652	515,211
SoFi Professional Loan Program, Ser 2017-F, Cl A1FX
2.050%, 01/25/41 (A)	120,381	120,373
STORE Master Funding I, Ser 2015-1A, Cl A1
3.750%, 04/20/45 (A)	517,413	528,856
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/58 (A)(C)	477,112	482,002
Trinitas CLO V, Ser 2019-5A, Cl AR
3.184%, VAR ICE LIBOR USD 3 Month+1.390%, 10/25/28 (A)	435,000	434,960
VSE VOI Mortgage, Ser 2016-A, Cl A
2.540%, 07/20/33 (A)	206,270	206,534
Wellfleet CLO, Ser 2018-2A, Cl A1R
2.959%, VAR ICE LIBOR USD 3 Month+1.140%, 10/20/28 (A)	500,000	500,099
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl C
2.920%, 05/15/23 (A)	380,000	380,789
Zais CLO 8, Ser 2018-1A, Cl A
2.781%, VAR ICE LIBOR USD 3 Month+0.950%, 04/15/29 (A)	477,000	475,041

Total Asset-Backed Securities
(Cost $15,422,120)		15,540,759

MORTGAGE-BACKED SECURITIES — 4.3%

CD Mortgage Trust, Ser 2017-CD6, Cl A1
2.168%, 11/13/50	246,689	247,591
CFCRE Commercial Mortgage Trust, Ser C2, Cl B
5.933%, 12/15/47 (A)(C)	220,000	230,833
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A1
2.065%, 09/15/50	335,570	336,393
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1
2.488%, 02/25/50 (A)(C)	805,000	807,814
Commercial Mortgage Trust, Ser 2012-CR1, Cl ASB
3.053%, 05/15/45	137,628	138,998
Commercial Mortgage Trust, Ser 2013-CCRE10, Cl ASB
3.795%, 08/10/46	726,298	751,534
Commercial Mortgage Trust, Ser 2013-CR7, Cl ASB
2.739%, 03/10/46	111,884	113,450

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND †
JANUARY 31, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.509%, 07/25/22 (A)(C)	$510,000	$515,996
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (A)	7,224	7,261
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.786%, 07/25/44 (A)(C)	210,255	210,099
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1
2.819%, 06/25/46 (A)(C)	241,998	243,578
JP Morgan Mortgage Trust, Ser 2016-5, Cl A1
2.670%, 12/25/46 (A)(C)	512,229	512,939
JP Morgan Mortgage Trust, Ser 2017-1, Cl A3
3.500%, 01/25/47 (A)(C)	319,690	327,318
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl A1
2.279%, 11/15/50	282,690	284,193

Total Mortgage-Backed Securities
(Cost $4,702,104)		4,727,997

MUNICIPAL BOND — 0.2%

New Jersey State, Educational Facilities Authority, Ser G
1.866%, 07/01/20

(Cost $250,000)	250,000	249,730

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.1%

FHLMC
6.000%, 01/01/37	1,000	1,102
6.000%, 11/01/37	1,155	1,276
5.500%, 07/01/34	6,005	6,628
4.000%, 03/01/39	9,386	10,101
FHLMC, Ser 2004-2746, Cl BG
5.000%, 02/15/24	50,585	52,784
FNMA
6.000%, 05/01/36	683	785
6.000%, 08/01/36	735	825
6.000%, 11/01/37	1,262	1,391
5.500%, 07/01/38	3,450	3,816
GNMA
6.000%, 03/15/32	1,541	1,760
6.000%, 09/15/33	8,654	9,891
6.000%, 09/15/37	2,476	2,833
5.500%, 06/15/38	2,922	3,226
5.000%, 06/15/33	2,196	2,442

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $98,609)		98,860
Total Investments— 95.8%
(Cost $105,016,865)		$106,045,810

Percentages based on Net Assets of $110,692,369.

†	Formerly, Catholic Investor Limited Duration Fund.

(A)
Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2020 was $25,899,487 and represented 23.4% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class
CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rates
MTN — Medium Term Note
Ser — Series
USD — U.S. Dollar
VAR — Variable Rate

The following is a list of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$55,480,690	$782,917	$56,263,607
U.S. Treasury Obligations	—	29,164,857	—	29,164,857
Asset-Backed Securities	—	15,540,759	—	15,540,759
Mortgage-Backed Securities	—	4,727,997	—	4,727,997
Municipal Bond	—	249,730	—	249,730
U.S. Government Agency Mortgage-Backed Obligations	—	98,860	—	98,860
Total Investments in Securities	$—	$105,262,893	$782,917	$106,045,810

(1)
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/ or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2020, there were no transfers in or out of level 3.
Amounts designated as “—” are $0 or have been rounded to $0.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.
KOC-QH-002-1000

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND †
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 36.8%
	Face Amount	Value
COMMUNICATION SERVICES — 3.1%
AT&T
3.900%, 03/11/24	$480,000	$514,985
Comcast
4.600%, 10/15/38	400,000	493,449
2.650%, 02/01/30	240,000	247,492
Crown Castle Towers
4.241%, 07/15/28 (A)	400,000	449,954
3.222%, 05/15/22 (A)	300,000	305,122
Discovery Communications
4.125%, 05/15/29	635,000	693,846
Verizon Communications
3.875%, 02/08/29	480,000	540,822
		3,245,670
CONSUMER DISCRETIONARY — 0.6%
Tiffany
4.900%, 10/01/44	470,000	626,331

CONSUMER STAPLES — 2.5%
Anheuser-Busch InBev Worldwide
4.750%, 01/23/29	300,000	354,993
Bacardi
5.150%, 05/15/38 (A)	390,000	457,825
Bunge Finance
3.250%, 08/15/26	250,000	255,495
Conagra Brands
4.600%, 11/01/25	615,000	692,807
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21 (A)	250,000	250,932
Suntory Holdings
2.550%, 06/28/22 (A)	250,000	253,115
Tyson Foods
3.900%, 09/28/23	380,000	406,999
		2,672,166
ENERGY — 3.4%
Boardwalk Pipelines
4.800%, 05/03/29	630,000	666,194
Enbridge
6.250%, VAR ICE LIBOR USD 3 Month+3.641%, 03/01/78	380,000	414,774
Energy Transfer Operating
2.900%, 05/15/25	485,000	490,437
MarkWest Energy Partners
4.875%, 06/01/25	375,000	405,114
Noble Energy
8.000%, 04/01/27	250,000	315,786
Occidental Petroleum
3.500%, 08/15/29	475,000	490,033
Rockies Express Pipeline
3.600%, 05/15/25 (A)	480,000	483,403

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Western Midstream Operating
4.000%, 07/01/22	$335,000	$345,436
		3,611,177
FINANCIALS — 14.8%
Ally Financial
3.875%, 05/21/24	440,000	464,015
Ansett Worldwide Aviation Services Leasing
4.870%, 07/17/21 (A)(B)	597,842	611,210
Apollo Management Holdings
4.000%, 05/30/24 (A)	835,000	897,238
Ares Capital
4.250%, 03/01/25	570,000	604,281
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931%, 09/15/68	380,000	424,981
Bank of Montreal
3.803%, VAR USD Swap Semi 30/360 5 Yr Curr+1.432%, 12/15/32	440,000	469,304
BlackRock TCP Capital
4.125%, 08/11/22	400,000	414,191
3.900%, 08/23/24	55,000	57,497
Brookfield Finance
4.250%, 06/02/26	495,000	554,454
Carlyle Finance Subsidiary
3.500%, 09/19/29 (A)	400,000	421,437
CIT Group
4.750%, 02/16/24	655,000	697,575
Daimler Finance North America
2.000%, 07/06/21 (A)	300,000	300,300
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/28	415,000	439,195
E*TRADE Financial
3.800%, 08/24/27	435,000	465,572
First Republic Bank
4.375%, 08/01/46	435,000	516,295
General Motors Financial
3.700%, 05/09/23	250,000	259,784
Huntington Bancshares
5.700%, VAR ICE LIBOR USD 3 Month+2.880%, 07/15/68	450,000	472,059
JPMorgan Chase
3.625%, 12/01/27	670,000	721,578
Legg Mason
5.625%, 01/15/44	420,000	505,361
M&T Bank
6.450%, VAR ICE LIBOR USD 3 Month+3.610%, 08/15/68	387,000	429,860
Main Street Capital
5.200%, 05/01/24	430,000	468,115

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND †
JANUARY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Neuberger Berman Group
4.500%, 03/15/27 (A)	$370,000	$406,501
Nuveen Finance
4.125%, 11/01/24 (A)	400,000	440,136
Owl Rock Capital
3.750%, 07/22/25	490,000	494,075
Prospect Capital
6.375%, 01/15/24	200,000	213,222
5.875%, 03/15/23	380,000	407,547
Santander Holdings USA
3.400%, 01/18/23	500,000	517,250
Stifel Financial
4.250%, 07/18/24	445,000	484,916
Synchrony Financial
4.250%, 08/15/24	425,000	455,934
Synovus Financial
5.900%, VAR USD Swap Semi 30/360 5 Yr Curr+3.379%, 02/07/29	430,000	461,154
TPG Specialty Lending
4.500%, 01/22/23	370,000	387,658
3.875%, 11/01/24	115,000	119,169
Truist Financial
5.050%, VAR ICE LIBOR USD 3 Month+3.102%, 12/15/68	470,000	484,100
Willis North America
3.600%, 05/15/24	415,000	441,668
		15,507,632
INDUSTRIALS — 3.7%
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	358,695	369,231
Aviation Capital Group
4.375%, 01/30/24 (A)	390,000	415,587
CNH Industrial MTN
3.850%, 11/15/27	335,000	354,760
Delta Air Lines
2.900%, 10/28/24	455,000	459,446
FLIR Systems
3.125%, 06/15/21	250,000	253,211
Masco
6.500%, 08/15/32	317,000	405,279
Northern Group Housing
5.605%, 08/15/33 (A)	602,792	713,520
Parker-Hannifin
4.000%, 06/14/49	425,000	481,449
Roper Technologies
2.950%, 09/15/29	420,000	435,826
		3,888,309
INFORMATION TECHNOLOGY — 0.9%
Microsoft
3.700%, 08/08/46	450,000	529,459

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
NXP BV
5.550%, 12/01/28 (A)	$390,000	$463,631
		993,090
MATERIALS — 3.1%
Anglo American Capital
4.500%, 03/15/28 (A)	385,000	423,258
ArcelorMittal
7.000%, 10/15/39	340,000	432,164
CF Industries
4.500%, 12/01/26 (A)	300,000	331,064
Martin Marietta Materials
6.250%, 05/01/37	250,000	313,236
Nucor
5.200%, 08/01/43	300,000	389,443
Steel Dynamics
4.125%, 09/15/25	450,000	463,117
Vulcan Materials
4.500%, 04/01/25	400,000	441,664
WRKCo
4.650%, 03/15/26	390,000	439,412
		3,233,358
REAL ESTATE — 1.5%
STORE Capital
4.500%, 03/15/28	380,000	427,253
UDR
3.000%, 08/15/31	560,000	582,433
Vornado Realty
3.500%, 01/15/25	565,000	599,380
		1,609,066
UTILITIES — 3.2%
Dominion Energy Gas Holdings
3.000%, 11/15/29	400,000	412,309
DPL
4.350%, 04/15/29 (A)	425,000	422,942
Emera US Finance
4.750%, 06/15/46	410,000	498,754
IPALCO Enterprises
3.700%, 09/01/24	435,000	456,215
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843%, 06/15/68	385,000	402,325
SCANA MTN
4.125%, 02/01/22	415,000	427,334
Sempra Energy
4.000%, 02/01/48	410,000	452,977
Spire
3.543%, 02/27/24	250,000	258,389
		3,331,245
Total Corporate Obligations
(Cost $36,246,458)		38,718,044

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND †
JANUARY 31, 2020 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 20.8%
	Face Amount	Value
FHLMC
4.500%, 12/01/48	$523,101	$556,753
4.000%, 02/01/47	948,863	1,004,130
4.000%, 11/01/47	1,069,246	1,130,415
4.000%, 11/01/48	696,952	729,912
3.500%, 11/01/44	842,165	884,304
3.500%, 04/01/46	567,437	594,033
3.500%, 07/01/47	1,500,190	1,563,723
3.500%, 12/01/48	887,898	923,914
3.000%, 02/01/45	804,717	832,041
3.000%, 08/01/45	373,014	386,299
3.000%, 02/01/48	628,133	645,222
2.500%, 02/01/30	411,927	420,417
FHLMC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	500,000	513,741
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
4.202%, 02/25/43(C)	148,091	153,132
FNMA
4.500%, 02/01/41	894,469	977,663
4.500%, 03/01/48	1,259,438	1,336,485
4.000%, 03/01/35	272,074	285,762
4.000%, 01/01/42	630,315	665,777
4.000%, 05/01/49	717,561	754,400
3.500%, 02/01/47	611,163	641,068
3.500%, 12/01/47	580,036	604,959
3.500%, 08/01/48	921,246	952,399
3.500%, 03/01/49	975,419	1,014,338
3.500%, 06/01/49	1,186,253	1,257,073
3.000%, 10/01/48	1,242,752	1,270,696
GNMA
4.000%, 07/20/48	512,959	535,011
3.500%, 06/20/48	1,234,317	1,281,130

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $21,549,850)		21,914,797

U.S. TREASURY OBLIGATIONS — 17.1%
U.S. Treasury Notes
3.750%, 08/15/41	1,200,000	1,584,938
3.000%, 05/15/45	1,725,000	2,057,399
2.250%, 08/15/27	3,840,000	4,060,200
2.250%, 08/15/46	5,000,000	5,224,609
1.875%, 01/31/22	5,000,000	5,051,172

Total U.S. Treasury Obligations
(Cost $16,631,343)		17,978,318

ASSET-BACKED SECURITIES — 12.1%
AASET, Ser 2018-1A, Cl A
3.844%, 01/16/38 (A)	353,776	357,292
ABPCI Direct Lending Fund CLO I, Ser 2019-1A, Cl A1BR
3.940%, 07/20/29 (A)	425,000	425,417
American Homes 4 Rent Trust, Ser 2014-SFR3, Cl B
4.201%, 12/17/36 (A)	285,000	302,878
ARL Second, Ser 2014-1A, Cl A2
3.970%, 06/15/44 (A)	100,000	105,026

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CARS-DB4, Ser 2020-1A, Cl A6
3.810%, 02/15/50 (A)	$750,000	$753,750
CERBERUS LOAN FUNDING XXVII, Ser 2019-2A, Cl A2
3.500%, 01/15/32 (A)	590,000	590,000
Coinstar Funding Series, Ser 2017-1A, Cl A2
5.216%, 04/25/47 (A)	564,050	584,340
Colony American Finance, Ser 2015-1, Cl D
5.649%, 10/15/47 (A)	175,000	178,539
CoreVest American Finance Trust, Ser 2018-1, Cl A
3.804%, 06/15/51 (A)	359,211	373,692
Domino's Pizza Master Issuer, Ser 2017-1A, Cl A2I
3.044%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/47 (A)	288,363	287,829
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40 (A)	116,501	118,098
Drug Royalty III, Ser 2017-1A, Cl A1
4.331%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27 (A)	93,950	94,477
ExteNet, Ser 2019-1A, Cl A2
3.204%, 07/26/49 (A)	720,000	736,516
Garrison BSL CLO, Ser 2019-1RA, Cl A1R
3.309%, VAR ICE LIBOR USD 3 Month+1.490%, 04/20/29 (A)	400,000	399,880
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43 (A)	363,622	327,750
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/28 (A)	103,128	104,122
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/28 (A)	19,166	19,178
MVW Owner Trust, Ser 2018-1A, Cl C
3.900%, 01/21/36 (A)	392,953	406,153
New Residential Mortgage, Ser 2018-FNT2, Cl A
3.790%, 07/25/54 (A)	645,493	648,011
OneMain Financial Issuance Trust, Ser 2017-1A, Cl A1
2.370%, 09/14/32 (A)	214,063	214,252
Progress Residential Trust, Ser 2018-SFR1, Cl C
3.684%, 03/17/35 (A)	445,000	450,481
Progress Residential Trust, Ser 2019-SFR2, Cl C
3.545%, 05/17/36	769,000	786,047
SBA Tower Trust, Ser 2014-2A, Cl C
3.869%, 10/15/49 (A)	850,000	898,743

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND †
JANUARY 31, 2020 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
SCF Equipment Leasing, Ser 2019-1A, Cl C
3.920%, 11/20/26 (A)	$575,000	$581,282
Sofi Consumer Loan Program, Ser 2016-5, Cl B
4.550%, 09/25/28 (A)(C)	380,000	389,788
Taco Bell Funding, Ser 2018-1A, Cl A2I
4.318%, 11/25/48 (A)	396,000	409,472
Trafigura Securitisation Finance, Ser 2018-1A, Cl A2
3.730%, 03/15/22 (A)	845,000	864,013
Trinitas CLO V, Ser 2019-5A, Cl AR
3.184%, VAR ICE LIBOR USD 3 Month+1.390%, 10/25/28 (A)	420,000	419,961
TRIP Rail Master Funding, Ser 2017-1A, Cl A2
3.736%, 08/15/47 (A)	280,000	288,488
Vantage Data Centers, Ser 2019-1A, Cl A2
3.188%, 07/15/44 (A)	657,250	672,863

Total Asset-Backed Securities
(Cost $12,627,307)		12,788,338

MORTGAGE-BACKED SECURITIES — 9.9%
Agate Bay Mortgage Trust, Ser 2014-1, Cl B1
3.867%, 07/25/44 (A)(C)	564,791	583,262
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5
3.500%, 08/25/46 (A)(C)	381,586	391,707
BANK, Ser 2017-BNK9, Cl ASB
3.470%, 11/15/54	500,000	538,723
BX Commercial Mortgage Trust, Ser 2019-XL, Cl C
2.926%, VAR ICE LIBOR USD 1 Month+1.250%, 10/15/36 (A)	755,000	757,367
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	365,599	391,154
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (A)(C)	536,802	543,286
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (A)(C)	781,549	795,226
FREMF Mortgage Trust, Ser 2012-K21, Cl B
4.068%, 07/25/45 (A)(C)	280,000	290,572
FREMF Mortgage Trust, Ser 2013-K31, Cl B
3.744%, 07/25/46 (A)(C)	160,000	167,772
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.509%, 07/25/22 (A)(C)	475,000	480,585
FREMF Mortgage Trust, Ser 2016-K723, Cl C
3.702%, 11/25/23 (A)(C)	470,000	480,977

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FREMF Mortgage Trust, Ser 2017-K65, Cl C
4.214%, 07/25/50 (A)(C)	$725,000	$768,443
FREMF Mortgage Trust, Ser 2017-K725, Cl C
4.012%, 02/25/50 (A)(C)	280,000	289,651
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (A)(B)	239,816	315,603
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	500,000	523,409
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.786%, 07/25/44 (A)(C)	173,605	173,476
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.819%, 06/25/46 (A)(C)	241,998	243,578
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	764,276	824,270
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (A)(C)	196,168	201,234
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (A)(C)	228,933	234,657
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (A)(C)	207,813	212,408
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/47 (A)(C)	281,729	289,466
Sequoia Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 02/25/48 (A)(C)	533,444	542,759
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/46	380,458	384,707

Total Mortgage-Backed Securities
(Cost $10,200,568)		10,424,292

MUNICIPAL BOND — 0.5%

Camp Pendleton & Quantico Housing
6.165%, 10/01/50 (A)

(Cost $487,541)	400,000	536,671
Total Investments— 97.2%
(Cost $97,743,067)		$102,360,460

Percentages based on Net Assets of $105,261,036.

†	Formerly, Catholic Investor Core Bond Fund.
(A)
Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at January 31, 2020 was $28,348,166 and represented 26.9% of net assets.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND †
JANUARY 31, 2020 (Unaudited)

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class
CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF — Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR— London Interbank Offered Rate
MTN — Medium Term Note
Ser — Series
USD — U.S. Dollar
VAR— Variable Rate

The following is a list of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$38,106,834	$611,210	$38,718,044
U.S. Government Agency Mortgage-Backed Obligations	—	21,914,797	—	21,914,797
U.S. Treasury Obligations	—	17,978,318	—	17,978,318
Asset-Backed Securities	—	12,788,338	—	12,788,338
Mortgage-Backed Securities	—	10,108,689	315,603	10,424,292
Municipal Bond	—	536,671	—	536,671
Total Investments in Securities	$–	$101,433,647	$926,813	$102,360,460

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 instruments at the beginning and/or end of the period in relation to net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of January 31, 2020:

	Corporate Obligations	Mortgage-Backed Securities	Total
Beginning balance as of November 1, 2019	$628,151	$304,729	$932,880
Accrued discounts/premiums	—	(159)	(159)
Realized gain/(loss)	—	(114)	(114)
Change in unrealized appreciation/(depreciation)	(400)	11,859	11,459
Sales/paydowns	(16,541)	(712)	(17,253)
Transfers into Level 3	—	—	—
Ending balance as of January 31, 2020	$611,210	$315,603	$926,813
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(400)	$11,859	$11,459

For the period ended January 31, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—” are $0 or have been rounded to $0.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.
KOC-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND †
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 63.6%
	Shares	Value
COMMUNICATION SERVICES — 3.1%
Comcast, Cl A	2,928	$126,460
Electronic Arts *	429	46,298
Interpublic Group of Companies	4,842	109,913
Omnicom Group	5,016	377,755
		660,426
CONSUMER DISCRETIONARY — 5.7%
Best Buy	1,631	138,129
eBay	8,875	297,845
Las Vegas Sands	3,160	206,380
Nordstrom	2,164	79,765
PulteGroup	6,180	275,937
Starbucks	2,389	202,659
		1,200,715
ENERGY — 1.8%
ConocoPhillips	3,296	195,881
HollyFrontier	798	35,846
Marathon Petroleum	2,694	146,823
		378,550
FINANCIALS — 7.3%
American Express	1,172	152,208
Ameriprise Financial	1,418	234,551
Discover Financial Services	4,774	358,671
Franklin Resources	1,760	44,528
Synchrony Financial	11,226	363,834
TD Ameritrade Holding	8,132	386,108
		1,539,900
HEALTH CARE — 10.4%
AbbVie	4,512	365,562
AmerisourceBergen, Cl A	4,749	406,324
Amgen	1,676	362,100
Biogen *	1,376	369,938
DaVita *	639	51,037
Humana *	132	44,384
Ionis Pharmaceuticals *	6,464	376,980
Jazz Pharmaceuticals *	1,469	210,581
		2,186,906
INDUSTRIALS — 5.2%
Alaska Air Group	570	36,816
Caterpillar	474	62,260
Cummins	764	122,217
Delta Air Lines	4,150	231,321
PACCAR	1,100	81,631
Rockwell Automation	238	45,615
Southwest Airlines	2,252	123,815
Spirit AeroSystems Holdings, Cl A	570	37,232
United Airlines Holdings *	4,557	340,864
		1,081,771

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — 29.6%
Alliance Data Systems	1,341	$137,841
Apple	1,338	414,125
Applied Materials	6,531	378,733
Cisco Systems	8,384	385,413
Citrix Systems	2,923	354,326
F5 Networks *	1,698	207,360
Intel	3,653	233,536
Juniper Networks	5,264	120,756
KLA	2,228	369,269
Lam Research	1,235	368,289
Maxim Integrated Products	1,556	93,547
Micron Technology *	804	42,684
Microsoft	2,400	408,553
NetApp	1,818	97,081
NXP Semiconductors	3,143	398,721
ON Semiconductor *	2,260	52,319
Oracle	7,418	389,074
QUALCOMM	2,550	217,541
Seagate Technology	1,700	96,883
Skyworks Solutions	777	87,918
Teradyne	5,877	387,823
Texas Instruments	2,000	241,300
Ubiquiti	1,432	234,017
VMware, Cl A *	1,824	270,061
Western Union	6,685	179,827
Xilinx	801	67,668
		6,234,665
MATERIALS — 0.5%
Celanese, Cl A	384	39,744
CF Industries Holdings	1,563	62,958
		102,702
Total Common Stock
(Cost $13,751,427)		13,385,635
Total Investments— 63.6%
(Cost $13,751,427)		$13,385,635

SECURITIES SOLD SHORT
COMMON STOCK — (32.6)%
	Shares	Value
COMMUNICATION SERVICES — (5.0)%
Liberty Broadband, Cl C *	(2,751)	(365,690)
Netflix *	(1,071)	(369,592)
Walt Disney	(2,383)	(329,593)
		(1,064,875)

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — (0.9)%
Dollar Tree *	(1,441)	$(125,468)
Tesla *	(90)	(58,551)
		(184,019)
ENERGY — (2.5)%
Concho Resources	(3,753)	(284,402)
Diamondback Energy	(3,262)	(242,693)
		(527,095)
FINANCIALS — (0.5)%
CME Group, Cl A	(490)	(106,384)

HEALTH CARE — (1.6)%
ABIOMED *	(957)	(178,280)
Guardant Health *	(2,183)	(165,995)
		(344,275)
INDUSTRIALS — (2.6)%
Equifax	(2,459)	(368,604)
Lyft, Cl A *	(3,821)	(181,421)
		(550,025)
INFORMATION TECHNOLOGY — (15.3)%
Advanced Micro Devices *	(4,317)	(202,899)
Alteryx, Cl A *	(1,288)	(179,637)
Atlassian, Cl A *	(1,226)	(180,222)
Fiserv *	(1,220)	(144,704)
PTC *	(4,141)	(344,200)
ServiceNow *	(1,095)	(370,362)
Square, Cl A *	(4,660)	(348,055)
Trade Desk, Cl A *	(975)	(262,451)
Twilio, Cl A *	(3,378)	(420,021)
Workday, Cl A *	(2,087)	(385,323)
Zendesk *	(4,471)	(386,294)
		(3,224,168)

COMMON STOCK — continued
	Shares	Value
MATERIALS — (1.6)%
International Flavors & Fragrances	(1,324)	$(173,590)
Mosaic	(7,997)	(158,660)
		(332,250)
UTILITIES — (2.6)%
Edison International	(4,696)	(359,479)
Eversource Energy	(1,957)	(180,905)
		(540,384)
Total Common Stock
(Proceeds $6,393,180)		(6,873,475)
Total Securities Sold Short— (32.6)%
(Proceeds $6,393,180)		$(6,873,475)

PURCHASED OPTIONS — 0.5% (A)
	Contracts	Value
Total Purchased Options (Cost $105,847)	498	$104,663

A list of the open contracts held by the Fund at January 31, 2020, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.5%
Put Options
SPDR S&P 500 ETF Trust*	31	$995,348	$293.00	01/16/21	$34,441
SPDR S&P 500 ETF Trust*	64	2,054,912	260.00	01/16/21	36,032
		3,050,260			70,473
Call Options
SPDR S&P 500 ETF Trust*	358	11,494,664	390.00	01/16/21	17,900
SPDR S&P 500 ETF Trust*	45	1,444,860	358.00	01/16/21	16,290
		12,939,524			34,190
TOTAL PURCHASED OPTIONS
(Cost $105,847)		$15,989,784			$104,663

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND †
JANUARY 31, 2020 (Unaudited)

A list of the open OTC swap agreements held by the Fund at January 31, 2020, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Unrealized Depreciation
Wells Fargo	WFCBL2MF Custom Basket*	1 Month+ 0.35%	Asset Return	Annually	02/03/21	USD	$(1,397,785)	$(8,667)	$(8,667)
Wells Fargo	WFCBL2SH Custom Basket**	1 Month + 0.40%	Asset Return	Annually	01/11/21	USD	(1,500,888)	(32,836)	(32,836)
								$(41,503)	$(41,503)

*The following table represents the individual common stock exposures comprising the WFCBL2MF Custom Basket Total Return Swaps as of January 31, 2020.

Shares	Description	Notional Amount	Unrealized Depreciation	Percentage of Basket

2,149	Akamai Technologies	$(27,892)	$(173)	2.00%
646	Alarm.com Holdings	(3,945)	(24)	0.28%
1,024	Arista Networks	(31,797)	(197)	2.27%
219	Appfolio	(4,006)	(25)	0.29%
768	Autohome	(8,170)	(51)	0.59%
655	Blucora	(2,052)	(13)	0.15%
517	Brightcove	(623)	(4)	0.05%
3,746	Baidu	(64,357)	(399)	4.60%
250	Booking Holdings	(63,725)	(395)	4.56%
444	Benefitfocus	(1,142)	(7)	0.08%
635	Baozun	(2,659)	(16)	0.18%
616	Cogent Communications Holdings	(6,072)	(38)	0.44%
392	Cimpress PLC	(6,527)	(40)	0.46%
797	Coupa Software	(17,861)	(111)	1.28%
827	Criteo SA	(1,770)	(11)	0.13%
482	CoStar Group	(43,807)	(272)	3.14%
811	Cornerstone OnDemand	(6,631)	(41)	0.47%
764	Eventbrite	(2,247)	(14)	0.16%
10,876	eBay	(50,749)	(315)	3.63%
406	eGain Corp	(407)	(3)	0.03%
888	NIC	(2,436)	(15)	0.17%
1,907	Endurance International Group Holdings	(1,252)	(8)	0.09%

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND †
JANUARY 31, 2020 (Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Percentage of Basket

689	Envestnet	$(7,555)	$(47)	0.54%
1,575	Etsy	(10,692)	(66)	0.76%
1,884	Expedia Group	(28,409)	(176)	2.03%
4,693	Facebook	(131,765)	(817)	9.43%
803	Five9	(8,009)	(50)	0.58%
491	1-800-Flowers.com	(1,038)	(6)	0.07%
2,243	GoDaddy	(20,958)	(130)	1.50%
1,194	Gogo	(873)	(5)	0.06%
724	Alphabet	(144,304)	(895)	10.33%
7,525	Groupon	(3,013)	(19)	0.22%
1,219	Grubhub	(9,180)	(57)	0.66%
1,056	IAC/InterActiveCorp	(35,752)	(222)	2.56%
647	j2 Global	(8,618)	(53)	0.61%
436	Lands' End	(706)	(4)	0.05%
648	LogMeIn	(7,743)	(48)	0.55%
885	LivePerson	(5,048)	(31)	0.36%
440	Liquidity Services	(326)	(2)	0.02%
942	Meet Group/The	(698)	(4)	0.05%
663	MercadoLibre	(61,149)	(379)	4.37%
821	MakeMyTrip Ltd	(2,627)	(16)	0.18%
2,090	Momo	(8,892)	(55)	0.63%
934	Match Group	(10,157)	(63)	0.73%
781	New Relic	(7,166)	(44)	0.51%
3,021	Netflix	(144,969)	(899)	10.37%
984	NetEase	(43,900)	(272)	3.14%
2,280	Nutanix	(10,293)	(64)	0.74%
1,407	Okta	(25,053)	(155)	1.79%
467	Overstock.com	(528)	(3)	0.03%
268	PetMed Express	(939)	(6)	0.07%
1,694	Anaplan	(13,565)	(84)	0.97%

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND †
JANUARY 31, 2020 (Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Percentage of Basket

679	QuinStreet	$(1,223)	$(8)	0.09%
3,225	Sea Ltd	(20,287)	(126)	1.45%
736	Stitch Fix	(2,342)	(15)	0.17%
931	SINA Corp/China	(5,012)	(31)	0.36%
14,995	Snap	(38,323)	(238)	2.75%
1,234	Sogou	(700)	(4)	0.05%
526	Sohu.com	(777)	(5)	0.06%
465	SPS Commerce	(3,677)	(23)	0.27%
465	Shutterstock	(2,803)	(17)	0.20%
230	Stamps.com	(2,382)	(15)	0.17%
1,138	Switch	(2,533)	(16)	0.18%
7,073	Trip.com Group	(31,600)	(196)	2.25%
1,687	TripAdvisor	(6,409)	(40)	0.46%
1,435	TrueCar	(738)	(5)	0.06%
373	TechTarget	(1,316)	(8)	0.09%
847	2U	(2,332)	(14)	0.16%
10,572	Twitter	(47,743)	(296)	3.42%
6,355	Vipshop Holdings	(11,249)	(70)	0.81%
914	21Vianet Group	(1,175)	(7)	0.08%
1,532	VeriSign	(44,334)	(275)	3.17%
868	Wayfair	(11,312)	(70)	0.81%
1,006	Weibo Corp	(5,959)	(37)	0.43%
624	Boingo Wireless	(975)	(6)	0.07%
664	Wix.com	(13,172)	(82)	0.95%
3,944	Yandex NV	(24,574)	(152)	1.75%
682	JOYY	(5,743)	(36)	0.42%
785	Zillow Group	(5,043)	(31)	0.36%
		$(1,397,785)	$(8,667)	100.00%

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND †
JANUARY 31, 2020 (Unaudited)

**The following table represents the individual common stock exposures comprising the WFCBL2SH Custom Basket Total Return Swaps as of January 31, 2020.

Shares	Description	Notional Amount	Unrealized Depreciation	Percentage of Basket

3,302	Analog Devices	$(52,115)	$(1,072)	3.26%
7,454	Applied Materials	(62,156)	(1,279)	3.89%
11,440	Advanced Micro Devices	(77,316)	(1,590)	4.84%
1,115	ASML Holding NV	(45,007)	(926)	2.82%
2,542	Broadcom	(111,531)	(2,294)	7.00%
444	Cabot Microelectronics Corp	(9,289)	(218)	0.66%
1,670	Cree	(11,162)	(230)	0.70%
888	Cirrus Logic	(9,809)	(202)	0.62%
2,055	Entegris	(15,299)	(339)	1.03%
15,164	Intel Corp	(139,397)	(2,867)	8.73%
2,429	KLA Corp	(57,883)	(1,191)	3.63%
1,706	Lam Research Corp	(73,174)	(1,794)	5.46%
3,653	Microchip Technology	(51,206)	(1,053)	3.21%
846	MKS Instruments	(12,750)	(262)	0.80%
665	Monolithic Power Systems	(16,372)	(341)	1.04%
10,322	Marvell Technology Group Ltd	(35,683)	(825)	2.51%
7,988	Micron Technology	(60,980)	(1,254)	3.82%
4,197	Maxim Integrated Products	(36,285)	(746)	2.27%
4,239	NVIDIA Corp	(144,114)	(2,965)	9.03%
2,962	NXP Semiconductors NV	(54,024)	(1,275)	3.88%
6,326	ON Semiconductor Corp	(21,058)	(433)	1.32%
9,176	QUALCOMM	(112,563)	(2,315)	7.05%
672	Silicon Laboratories	(9,500)	(195)	0.59%
1,029	Semtech Corp	(7,132)	(147)	0.45%
2,551	Skyworks Solutions	(41,503)	(854)	2.60%
2,595	Teradyne	(24,623)	(506)	1.54%
8,464	TSMC	(65,650)	(1,869)	5.69%
5,835	Texas Instruments	(101,223)	(2,928)	8.92%
3,464	Xilinx	(42,084)	(866)	2.64%
		$(1,500,888)	$(32,836)	100.00%

Percentages based on Net Assets of $21,059,090.

†	Formerly, Catholic Investor Long/Short Equity Fund.
*	Non-income producing security.
(A)	Refer to table below for details on Options Contracts.

Cl — Class
ETF — Exchange Traded Fund
S&P — Standard and Poor
SPDR — Standard and Poor's depository receipt
USD — United States Dollar

The following is a list of the inputs used as of January 31, 2020, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$13,385,635	$—	$—	$13,385,635
Total Investments in Securities	$13,385,635	$—	$—	$13,385,635

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(6,873,475)	$—	$—	$(6,873,475)
Total Securities Sold Short	$(6,873,475)	$—	$—	$(6,873,475)

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND †
JANUARY 31, 2020 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$104,663	$—	$—	$104,663
Total Return Swaps*
Unrealized Depreciation	—	(41,503)	—	(41,503)
Total Other Financial Instruments	$104,663	$(41,503)	$—	$63,160

*Total return swaps are valued at the unrealized depreciation on the instrument.
For the period ended January 31, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—” are $0 or have been rounded to $0.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.
KOC-QH-007-0100

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND †
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.6%
	Shares	Value
COMMUNICATION SERVICES — 8.1%
AT&T	73,010	$2,746,636
Facebook, Cl A *	5,007	1,010,963
Nexstar Media Group, Cl A	13,478	1,632,860
Verizon Communications	15,363	913,177
		6,303,636
CONSUMER DISCRETIONARY — 5.0%
Expedia Group	3,783	410,266
Garmin	11,765	1,140,617
General Motors	36,274	1,211,189
International Game Technology	42,232	569,709
Royal Caribbean Cruises	4,696	549,808
		3,881,589
CONSUMER STAPLES — 7.8%
Costco Wholesale	4,952	1,512,935
Flowers Foods	42,168	907,877
General Mills	25,401	1,326,441
Kimberly-Clark	9,939	1,423,662
PepsiCo	6,619	940,030
		6,110,945
ENERGY — 7.2%
Chevron	14,283	1,530,280
ConocoPhillips	24,976	1,484,324
Exxon Mobil	5,505	341,971
Marathon Petroleum	13,798	751,991
Phillips 66	7,771	710,036
Valero Energy	9,170	773,123
		5,591,725
FINANCIALS — 20.1%
Ameriprise Financial	6,758	1,117,841
Bank of America	57,920	1,901,514
Citigroup	27,317	2,032,658
Citizens Financial Group	33,590	1,252,235
Discover Financial Services	10,004	751,601
Fifth Third Bancorp	37,136	1,056,519
JPMorgan Chase	24,735	3,273,925
LPL Financial Holdings	14,423	1,328,791
MetLife	22,835	1,135,128
Navient	51,464	740,052
Prudential Financial	12,991	1,182,960
		15,773,224
HEALTH CARE — 14.5%
Amedisys *	9,803	1,730,132
Encompass Health	19,637	1,512,638
Hill-Rom Holdings	11,909	1,268,189
ICON *	11,898	2,006,241
McKesson	2,799	399,165
Quest Diagnostics	12,115	1,340,767

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Select Medical Holdings *	59,709	$1,363,754
Zimmer Biomet Holdings	11,854	1,753,207
		11,374,093
INDUSTRIALS — 8.5%
Cintas	4,239	1,182,554
CSX	9,555	729,429
Cummins	5,205	832,644
ManpowerGroup	13,832	1,265,490
Oshkosh	11,970	1,029,898
Quanta Services	29,047	1,137,190
Triton International	12,042	452,177
		6,629,382
INFORMATION TECHNOLOGY — 7.0%
Lam Research	4,361	1,300,494
Microsoft	10,207	1,737,538
NXP Semiconductors	9,135	1,158,866
Visa, Cl A	6,518	1,296,886
		5,493,784
MATERIALS — 2.6%
Huntsman	53,968	1,109,582
Steel Dynamics	30,442	909,607
		2,019,189
REAL ESTATE — 4.6%
Lamar Advertising, Cl A ‡	13,954	1,295,071
MGM Growth Properties, Cl A ‡	35,327	1,128,344
Ryman Hospitality Properties ‡	13,579	1,154,622
		3,578,037
UTILITIES — 9.2%
Entergy	13,232	1,740,273
Exelon	21,160	1,007,004
FirstEnergy	29,333	1,489,823
Fortis	25,619	1,116,988
Southern	25,789	1,815,546
		7,169,634
Total Common Stock
(Cost $62,826,357)		73,925,238
Total Investments— 94.6%
(Cost $62,826,357)		$73,925,238

Percentages based on Net Assets of $78,156,985.

†	Formerly, Catholic Investor Large Cap Value Fund.
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

As of January 31, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND †
JANUARY 31, 2020 (Unaudited)

For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer the Fund’s most recent financial statements.
KOC-QH-004-1000

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND †
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%#
	Shares	Value
COMMUNICATION SERVICES — 12.9%
Alphabet, Cl A *	2,793	$4,001,754
Charter Communications, Cl A *	2,945	1,523,920
Facebook, Cl A *	18,371	3,709,289
IAC *	2,420	589,488
T-Mobile US *	7,771	615,385
		10,439,836
CONSUMER DISCRETIONARY — 15.0%
Alibaba Group Holding ADR *	3,063	632,785
Amazon.com *	2,351	4,722,500
DR Horton	14,478	857,098
eBay	22,561	757,147
Hilton Worldwide Holdings	7,709	831,030
Home Depot	9,818	2,239,486
LKQ *	10,966	358,424
Lululemon Athletica *	4,833	1,156,972
Restaurant Brands International	9,486	578,741
		12,134,183
CONSUMER STAPLES — 3.3%
Hershey	4,812	746,678
Kimberly-Clark	5,151	737,829
PepsiCo	8,587	1,219,526
		2,704,033
ENERGY — 0.3%
Canadian Natural Resources	7,495	210,834

FINANCIALS — 4.5%
Ameriprise Financial	5,379	889,741
Citigroup	7,930	590,071
MetLife	11,775	585,335
T Rowe Price Group	6,143	820,275
Voya Financial	13,365	798,291
		3,683,713
HEALTH CARE — 13.5%
AmerisourceBergen, Cl A	9,410	805,120
Bruker	12,667	626,636
Centene *	28,056	1,762,197
Cerner	12,293	883,006
Exact Sciences *	9,258	863,586
Incyte *	10,364	757,297
IQVIA Holdings *	5,234	812,579
Jazz Pharmaceuticals *	4,024	576,840
Syneos Health, Cl A *	13,932	854,868
Vertex Pharmaceuticals *	5,199	1,180,433
Zimmer Biomet Holdings	5,351	791,413
Zoetis, Cl A	7,516	1,008,723
		10,922,698

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 6.7%
Allison Transmission Holdings	9,127	$403,413
Arconic	21,544	645,243
Cintas	3,851	1,074,313
EMCOR Group	9,514	781,765
Kansas City Southern	3,886	655,529
Owens Corning	9,604	580,946
Quanta Services	20,334	796,077
United Rentals *	3,782	513,180
		5,450,466
INFORMATION TECHNOLOGY — 40.2%
Apple	22,609	6,997,712
Booz Allen Hamilton Holding, Cl A	12,169	949,669
CDW	5,752	750,348
CyberArk Software *	2,828	390,914
Dell Technologies, Cl C *	15,211	741,840
Keysight Technologies *	5,441	505,959
Lam Research	3,395	1,012,424
Mastercard, Cl A	10,758	3,398,882
Micron Technology *	10,537	559,409
Microsoft	42,839	7,292,484
NXP Semiconductors	7,426	942,062
Okta, Cl A *	2,710	347,016
salesforce.com *	9,673	1,763,485
ServiceNow *	4,218	1,426,654
SolarEdge Technologies *	7,661	749,705
Teradyne	12,584	830,418
VeriSign *	2,938	611,515
Visa, Cl A	16,331	3,249,379
		32,519,875
MATERIALS — 0.5%
Eagle Materials	4,453	405,980

REAL ESTATE — 2.1%
Equinix ‡	1,784	1,052,079
First Industrial Realty Trust ‡	15,322	654,249
		1,706,328
Total Common Stock
(Cost $65,515,473)		80,177,946
Total Investments— 99.0%
(Cost $65,515,473)		$80,177,946

Percentages based on Net Assets of $80,973,993.

†	Formerly, Catholic Investor Large Cap Growth Fund.
*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt
Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND †
JANUARY 31, 2020 (Unaudited)

As of January 31, 2020, all of the Fund's investments in securities were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.
For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer the Fund’s most recent financial statements.
KOC-QH-003-1000

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND †
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.6%
	Shares	Value
COMMUNICATION SERVICES — 1.5%
Cargurus, Cl A *	21,845	$778,775
IMAX *	28,797	476,302
		1,255,077
CONSUMER DISCRETIONARY — 12.5%
Aaron’s	7,883	467,935
American Axle & Manufacturing Holdings *	55,550	513,282
America’s Car-Mart *	5,964	654,728
Boot Barn Holdings *	15,680	658,090
Callaway Golf	27,948	598,646
Deckers Outdoor *	3,553	678,304
Helen of Troy *	8,426	1,592,935
Johnson Outdoors, Cl A	7,066	555,388
Lithia Motors, Cl A	5,444	738,424
Malibu Boats, Cl A *	30,457	1,333,712
Perdoceo Education *	42,139	749,231
RH *	3,303	689,501
Rocky Brands	14,867	403,490
YETI Holdings *	19,201	698,148
		10,331,814
CONSUMER STAPLES — 1.8%
elf Beauty *	33,320	522,458
Performance Food Group *	19,092	988,774
		1,511,232
ENERGY — 2.4%
Delek US Holdings	26,002	714,016
PDC Energy *	22,465	485,019
Solaris Oilfield Infrastructure, Cl A	34,719	400,310
Talos Energy *	17,359	380,856
		1,980,201
FINANCIALS — 15.7%
Cathay General Bancorp	18,993	684,888
CNO Financial Group	41,581	731,410
Ellington Financial	35,740	652,970
Essent Group	25,320	1,256,125
First Horizon National	37,986	607,776
First Merchants	15,480	615,330
FirstCash	1,807	157,155
Flagstar Bancorp	21,525	758,541
Hancock Whitney	16,951	673,633
Hilltop Holdings	27,163	614,970
Houlihan Lokey, Cl A	12,253	635,318
IBERIABANK	8,864	644,501
OFG Bancorp	64,420	1,269,718
Old Second Bancorp	49,220	604,668
QCR Holdings	15,521	637,913

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Stifel Financial	11,600	$750,404
TCF Financial	11,668	493,323
United Community Banks	21,975	613,542
Wintrust Financial	8,537	540,221
		12,942,406
HEALTH CARE — 18.5%
Allscripts Healthcare Solutions *	48,636	417,297
AMN Healthcare Services *	12,849	865,765
AngioDynamics *	29,581	407,330
Axsome Therapeutics *	2,523	219,047
Coherus Biosciences *	22,649	408,588
Emergent BioSolutions *	19,585	1,078,937
Ensign Group	16,924	764,965
Fate Therapeutics *	23,955	607,499
FibroGen *	11,796	493,663
Heron Therapeutics *	25,335	528,488
Inovalon Holdings, Cl A *	40,107	812,568
Integer Holdings *	7,883	673,208
Invitae *	26,457	493,423
NuVasive *	13,429	1,035,645
Oxford Immunotec Global *	43,555	674,231
Portola Pharmaceuticals *	16,732	214,002
Premier, Cl A *	16,297	566,647
PTC Therapeutics *	13,067	672,951
Radius Health *	20,580	361,385
Repligen *	7,150	717,789
Supernus Pharmaceuticals *	23,874	545,998
Syneos Health, Cl A *	27,290	1,674,514
Veracyte *	22,577	592,646
Vericel *	28,315	464,366
		15,290,952
INDUSTRIALS — 14.9%
Advanced Drainage Systems	5,296	220,155
Atkore International Group *	17,241	684,468
Brink’s	9,401	791,470
Casella Waste Systems, Cl A *	23,904	1,223,645
Columbus McKinnon	18,221	637,553
Foundation Building Materials *	20,014	356,850
Great Lakes Dredge & Dock *	40,846	427,658
H&E Equipment Services	13,887	376,477
Harsco *	29,218	435,348
Herc Holdings *	14,301	573,755
Knoll	48,081	1,190,486
MasTec *	12,704	733,655
McGrath RentCorp	6,944	536,910
Mesa Air Group *	40,977	349,944
Navistar International *	5,404	197,894
Quanta Services	12,417	486,126

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Rexnord	21,378	$697,992
SkyWest	10,925	602,732
Sterling Construction *	35,536	468,187
Timken	14,083	739,780
Triton International	14,010	526,076
		12,257,161
INFORMATION TECHNOLOGY — 14.9%
Cirrus Logic *	6,740	517,699
CyberArk Software *	5,263	727,504
Envestnet *	15,906	1,254,507
Everbridge *	7,949	720,497
Extreme Networks *	152,781	901,408
Five9 *	12,776	916,423
FormFactor *	19,745	499,746
Harmonic *	160,610	1,129,891
Inphi *	8,493	645,128
Itron *	16,236	1,327,293
Onto Innovation *	13,234	502,098
Perficient *	7,923	393,773
Rapid7 *	14,046	834,052
SPS Commerce *	14,155	804,429
SunPower, Cl A *	62,211	530,038
Vishay Precision Group *	16,910	584,071
		12,288,557
MATERIALS — 3.3%
Advanced Emissions Solutions	48,197	548,964
Allegheny Technologies *	26,509	457,280
Commercial Metals	29,000	595,950
Ingevity *	9,147	596,568
Koppers Holdings *	17,422	546,702
		2,745,464
REAL ESTATE — 9.0%
Agree Realty ‡	10,416	790,887
Armada Hoffler Properties ‡	39,539	725,145
CareTrust ‡	34,989	776,056
First Industrial Realty Trust ‡	34,998	1,494,415
National Storage Affiliates Trust ‡	18,095	617,944
Preferred Apartment Communities, Cl A ‡	43,786	515,799
QTS Realty Trust, Cl A ‡	29,118	1,656,232
STAG Industrial ‡	26,468	853,328
		7,429,806
UTILITIES — 3.1%
Portland General Electric	16,256	999,744
Southwest Gas Holdings	9,844	743,320

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
Unitil	12,662	$781,119
		2,524,183
Total Common Stock
(Cost $74,928,433)		80,556,853
Total Investments— 97.6%
(Cost $74,928,433)		$80,556,853

Percentages based on Net Assets of $82,523,762.

†	Formerly, Catholic Investor Small Cap Fund.
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

As of January 31, 2020, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-005-1000

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.4%
	Shares	Value
COMMUNICATION SERVICES — 10.3%
Activision Blizzard	441	$25,789
Akazoo *	20	102
Alphabet, Cl A *	177	253,602
Alphabet, Cl C *	169	242,384
Altice USA, Cl A *	210	5,746
AMC Entertainment Holdings, Cl A	29	189
AMC Networks, Cl A *	23	842
ANGI Homeservices, Cl A *	46	369
Anterix *	8	372
ATN International	6	347
Bandwidth, Cl A *	9	639
Boingo Wireless *	23	259
Boston Omaha, Cl A *	12	242
Cable One	2	3,408
Cardlytics *	11	923
Care.com *	18	269
Cargurus, Cl A *	45	1,604
Cars.com *	37	432
Charter Communications, Cl A *	89	46,054
Cincinnati Bell *	28	384
Cinemark Holdings	62	1,954
Clear Channel Outdoor Holdings, Cl A *	278	759
Cogent Communications Holdings	24	1,702
Comcast, Cl A	2,643	114,150
comScore *	32	126
Consolidated Communications Holdings	40	193
Cumulus Media, Cl A *	8	112
DHI Group *	29	81
Discovery, Cl A *	89	2,604
DISH Network, Cl A *	136	4,999
Electronic Arts *	171	18,454
Emerald Expositions Events	14	146
Entercom Communications, Cl A	74	294
Entravision Communications, Cl A	35	78
Eventbrite, Cl A *	31	656
EverQuote, Cl A *	2	73
EW Scripps, Cl A	33	401
Facebook, Cl A *	1,384	279,444
Fluent *	23	62
Fox	203	7,527
Frontier Communications *	62	34
Gaia, Cl A *	6	51
Gannett	64	391
GCI Liberty *	56	4,098

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES— continued
Globalstar *	354	$169
Glu Mobile *	69	407
Gogo *	32	168
Gray Television *	51	1,034
Hemisphere Media Group, Cl A *	9	121
IAC *	45	10,962
IDT, Cl B *	9	68
iHeartMedia *	31	548
Interpublic Group of Companies	224	5,085
John Wiley & Sons, Cl A	25	1,091
Lee Enterprises *	28	59
Liberty Broadband, Cl C *	61	8,109
Liberty TripAdvisor Holdings, Cl A *	42	247
Live Nation Entertainment *	81	5,521
Madison Square Garden *	9	2,666
Marchex, Cl B *	20	68
Marcus	12	350
Match Group *	32	2,503
Meet Group *	38	203
Meredith	22	661
MSG Networks *	25	380
National CineMedia	44	325
Netflix *	253	87,308
New York Times, Cl A	82	2,625
News	225	3,065
Nexstar Media Group, Cl A	26	3,150
NII Holdings *	46	100
Omnicom Group	128	9,640
Ooma *	10	131
ORBCOMM *	40	144
Pinterest, Cl A *	120	2,644
QuinStreet *	26	337
Reading International, Cl A *	9	92
Roku, Cl A *	49	5,927
Saga Communications, Cl A	2	61
Scholastic	16	527
Sciplay, Cl A *	13	138
Shenandoah Telecommunications	28	1,130
Sinclair Broadcast Group, Cl A	36	1,077
Sirius XM Holdings	750	5,303
Snap, Cl A *	416	7,646
Spok Holdings	10	106
Sprint *	359	1,569
Take-Two Interactive Software *	66	8,225
TechTarget *	13	330
TEGNA	124	2,096
Telephone & Data Systems	58	1,315
T-Mobile US *	181	14,334

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES— continued
Tribune Publishing	8	$100
TripAdvisor	62	1,694
TrueCar *	54	200
Twitter *	434	14,096
United States Cellular *	8	256
Verizon Communications	2,425	144,141
Vonage Holdings *	130	1,153
Walt Disney	1,041	143,980
WideOpenWest *	29	196
World Wrestling Entertainment, Cl A	26	1,271
Yelp, Cl A *	38	1,239
Zayo Group Holdings *	134	4,657
Zillow Group, Cl C *	69	3,188
Zynga, Cl A *	505	3,040
		1,541,321
CONSUMER DISCRETIONARY — 8.4%
1-800-Flowers.com, Cl A *	14	213
Aaron's	38	2,256
Abercrombie & Fitch, Cl A	35	573
Acushnet Holdings	20	619
Adient *	51	1,311
Adtalem Global Education *	30	1,035
Advance Auto Parts	41	5,402
American Axle & Manufacturing Holdings *	63	582
American Eagle Outfitters	88	1,267
American Public Education *	8	191
America's Car-Mart *	3	329
Aramark	144	6,356
Asbury Automotive Group *	11	1,061
Ascena Retail Group *	5	22
Aspen Group *	9	79
At Home Group *	30	170
AutoNation *	46	1,952
AutoZone *	13	13,753
Barnes & Noble Education *	17	58
Bassett Furniture Industries	5	61
BBX Capital, Cl A	34	132
Beazer Homes USA *	16	220
Bed Bath & Beyond	71	1,012
Best Buy	133	11,264
Big Lots	24	649
Biglari Holdings, Cl B *	1	108
BJ's Restaurants	12	477
Bloomin' Brands	46	955
Bluegreen Vacations	3	28
Booking Holdings *	24	43,933
Boot Barn Holdings *	16	672

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
BorgWarner	120	$4,115
Boyd Gaming	47	1,403
Bright Horizons Family Solutions *	33	5,403
Brinker International	21	896
Buckle	16	391
Burlington Stores *	38	8,264
Caesars Entertainment *	389	5,318
Caleres	22	386
Callaway Golf	51	1,092
Capri Holdings *	82	2,457
CarMax *	95	9,219
Carnival	263	11,448
Carriage Services, Cl A	9	213
Carrols Restaurant Group *	17	77
Carter's	24	2,546
Carvana, Cl A *	28	2,219
Cato, Cl A	12	192
Cavco Industries *	4	896
Century Casinos *	14	117
Century Communities *	15	445
Cheesecake Factory	24	922
Chegg *	61	2,515
Chewy, Cl A *	24	636
Chico's FAS	62	241
Children's Place	8	477
Chipotle Mexican Grill, Cl A *	15	13,001
Choice Hotels International	19	1,904
Churchill Downs	20	2,888
Chuy's Holdings *	9	221
Citi Trends	6	140
Collectors Universe	4	98
Columbia Sportswear	16	1,503
Conn's *	10	88
Container Store Group *	10	40
Cooper Tire & Rubber	29	768
Cooper-Standard Holdings *	9	239
Core-Mark Holding	26	609
Cracker Barrel Old Country Store	14	2,141
Crocs *	34	1,289
Culp	6	76
Dana	82	1,264
Darden Restaurants	73	8,499
Dave & Buster's Entertainment	17	751
Deckers Outdoor *	16	3,055
Del Taco Restaurants *	18	136
Delta Apparel *	3	75
Denny's *	33	676
Designer Brands, Cl A	37	527

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Dillard's, Cl A	9	$546
Dine Brands Global	9	767
Dollar Tree *	133	11,581
Domino's Pizza	23	6,480
Dorman Products *	15	1,047
DR Horton	196	11,602
Drive Shack *	35	132
Duluth Holdings, Cl B *	10	85
Dunkin' Brands Group	48	3,748
eBay	455	15,270
El Pollo Loco Holdings *	11	152
Eldorado Resorts *	38	2,272
Escalade	5	44
Ethan Allen Interiors	14	226
Etsy *	68	3,319
Everi Holdings *	41	513
Expedia Group	71	7,700
Express *	33	132
Fiesta Restaurant Group *	15	149
Five Below *	31	3,510
Flexsteel Industries	4	66
Floor & Decor Holdings, Cl A *	52	2,564
Foot Locker	61	2,316
Ford Motor	2,312	20,392
Fossil Group *	25	168
Fox Factory Holding *	22	1,448
frontdoor *	48	2,044
Funko, Cl A *	9	135
GameStop, Cl A	49	188
Gap	127	2,211
Garmin	79	7,659
General Motors	778	25,977
Genesco *	8	315
Gentex	150	4,465
Gentherm *	19	876
Genuine Parts	83	7,767
G-III Apparel Group *	23	626
GNC Holdings, Cl A *	45	96
Golden Entertainment *	11	189
GoPro, Cl A *	69	272
Graham Holdings, Cl B	2	1,098
Grand Canyon Education *	28	2,192
Green Brick Partners *	27	313
Group 1 Automotive	10	1,008
Groupon, Cl A *	275	792
GrubHub *	53	2,870
Guess?	21	447
H&R Block	117	2,714

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Habit Restaurants, Cl A *	11	$153
Hamilton Beach Brands Holding, Cl A	3	47
Hanesbrands	204	2,807
Harley-Davidson	90	3,006
Hasbro	66	6,724
Haverty Furniture	9	181
Helen of Troy *	14	2,647
Hibbett Sports *	10	248
Hilton Grand Vacations *	50	1,596
Hilton Worldwide Holdings	171	18,434
Home Depot	633	144,388
Hooker Furniture	6	148
Houghton Mifflin Harcourt *	76	420
Hovnanian Enterprises, Cl A *	2	51
Hyatt Hotels, Cl A	22	1,860
Inspired Entertainment *	8	47
Installed Building Products *	12	890
International Game Technology	54	728
iRobot *	14	659
J Alexander's Holdings *	7	67
Jack in the Box	14	1,145
JC Penney *	169	126
Johnson Outdoors, Cl A	4	314
K12 *	19	307
KB Home	49	1,840
Kohl's	92	3,933
Kontoor Brands	33	1,259
L Brands	134	3,103
Lakeland Industries *	4	56
Lands' End *	9	105
Las Vegas Sands	199	12,997
Laureate Education, Cl A *	64	1,334
La-Z-Boy, Cl Z	26	797
LCI Industries	14	1,512
Leaf Group *	9	31
Lear	35	4,311
Legacy Housing *	3	42
Leggett & Platt	76	3,617
Lennar, Cl A	160	10,617
Levi Strauss, Cl A	26	511
LGI Homes *	11	877
Lifetime Brands	7	47
Lindblad Expeditions Holdings *	17	280
Lithia Motors, Cl A	14	1,899
LKQ *	179	5,851
Lovesac *	5	57
Lowe's	450	52,309
Lumber Liquidators Holdings *	15	114

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
M *	17	$755
Macy's	176	2,807
Malibu Boats, Cl A *	11	482
Marine Products	4	56
MarineMax *	12	239
Marriott International, Cl A	165	23,110
Marriott Vacations Worldwide	22	2,645
MasterCraft Boat Holdings *	10	176
Mattel *	193	2,824
McDonald's	442	94,575
MDC Holdings	29	1,222
Meritage Homes *	21	1,490
MGM Resorts International	300	9,318
Michaels *	41	202
Mohawk Industries *	34	4,477
Monarch Casino & Resort *	6	322
Monro	19	1,191
Motorcar Parts of America *	11	218
Movado Group	8	138
Murphy USA *	17	1,737
Nathan's Famous	1	66
National Vision Holdings *	45	1,535
NIKE, Cl B	681	65,579
Noodles, Cl A *	19	136
Nordstrom	59	2,175
Norwegian Cruise Line Holdings *	125	6,731
NVR *	1	3,817
Office Depot	305	677
Ollie's Bargain Outlet Holdings *	32	1,697
O'Reilly Automotive *	43	17,462
Oxford Industries	9	625
Papa John's International	15	972
Party City Holdco *	30	86
Peloton Interactive, Cl A *	22	712
Penn National Gaming *	65	1,939
Penske Automotive Group	19	892
Perdoceo Education *	39	693
PetMed Express	10	252
Planet Fitness, Cl A *	48	3,878
Playa Hotels & Resorts *	48	337
PlayAGS *	15	154
Pool	22	4,825
Potbelly *	13	56
PulteGroup	151	6,742
PVH	42	3,661
Quotient Technology *	40	403
Qurate Retail *	223	1,902
Ralph Lauren, Cl A	29	3,292

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
RealReal *	19	$275
Red Lion Hotels *	12	33
Red Robin Gourmet Burgers *	6	197
Red Rock Resorts, Cl A	38	931
Regis *	19	295
Rent-A-Center, Cl A	32	932
Revolve Group, Cl A *	8	142
RH *	9	1,879
Rocky Brands	3	81
Ross Stores	204	22,888
Royal Caribbean Cruises	101	11,825
Rubicon Project *	25	234
Ruth's Hospitality Group	16	328
Sally Beauty Holdings *	68	1,044
Scientific Games *	30	745
SeaWorld Entertainment *	44	1,516
Select Interior Concepts, Cl A *	10	83
Service International	102	4,891
ServiceMaster Global Holdings *	79	2,848
Shake Shack, Cl A *	16	1,079
Shiloh Industries *	9	31
Shoe Carnival	5	179
Shutterstock	11	477
Signet Jewelers	29	705
Six Flags Entertainment	40	1,525
Skechers U.S.A., Cl A *	73	2,729
Skyline Champion *	30	863
Sleep Number *	15	774
Sonic Automotive, Cl A	13	411
Sonos *	32	439
Stamps.com *	9	670
Starbucks	663	56,242
Steven Madden	44	1,697
Stitch Fix, Cl A *	30	687
Stoneridge *	15	418
Strategic Education	12	1,947
Strattec Security	2	44
Superior Group of	4	46
Superior Industries International	13	42
Tailored Brands	30	119
Tapestry	163	4,200
Target Hospitality *	23	126
Taylor Morrison Home, Cl A *	61	1,579
Tempur Sealy International *	31	2,840
Tesla *	76	49,443
Texas Roadhouse, Cl A	38	2,375
Thor Industries	30	2,416
Tiffany	71	9,515

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Tilly's, Cl A	12	$102
TJX	704	41,565
Toll Brothers	74	3,283
TopBuild *	19	2,176
Tractor Supply	70	6,507
TravelCenters of America *	4	67
TRI Pointe Group *	80	1,301
Tupperware Brands	27	169
Turtle Beach *	7	56
Twin River Worldwide Holdings	20	533
Ulta Beauty *	32	8,573
Under Armour, Cl A *	105	2,119
Unifi *	9	194
Universal Electronics *	7	347
Universal Technical Institute *	12	92
Urban Outfitters *	34	870
Vail Resorts	23	5,394
Vera Bradley *	13	125
VF	228	18,916
Visteon *	15	1,197
VOXX International, Cl A *	11	47
Vuzix *	17	31
Wayfair, Cl A *	36	3,373
Wendy's	123	2,665
Weyco Group	2	45
Whirlpool	35	5,116
William Lyon Homes, Cl A *	18	417
Williams-Sonoma	44	3,084
Wingstop	16	1,484
Winmark	1	199
Winnebago Industries	20	1,095
Wolverine World Wide	48	1,515
Workhorse Group *	31	100
WW International *	34	1,121
Wyndham Destinations	51	2,475
Wyndham Hotels & Resorts	54	3,087
XPEL *	9	149
YETI Holdings *	15	545
Yum! Brands	176	18,616
ZAGG *	16	121
Zumiez *	11	343
		1,266,870
CONSUMER STAPLES — 6.8%
22nd Century Group *	71	66
Alico	2	72
Altria Group	1,119	53,186
Andersons	17	385
Archer-Daniels-Midland	324	14,502

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
B&G Foods	37	$594
Beyond Meat *	12	1,325
BJ's Wholesale Club Holdings *	76	1,560
Boston Beer, Cl A *	4	1,426
Brown-Forman, Cl B	177	11,972
Bunge	81	4,247
Calavo Growers	9	689
Cal-Maine Foods	17	607
Campbell Soup	102	4,936
Casey's General Stores	21	3,378
Celsius Holdings *	15	81
Central Garden & Pet, Cl A *	24	719
Chefs' Warehouse *	15	546
Clorox	73	11,484
Coca-Cola	2,527	147,578
Coca-Cola Consolidated	2	542
Colgate-Palmolive	504	37,185
Conagra Brands	285	9,382
Constellation Brands, Cl A	93	17,512
Coty, Cl A	163	1,672
Craft Brew Alliance *	6	98
Darling Ingredients *	94	2,550
Edgewell Personal Care *	32	826
elf Beauty *	18	282
Energizer Holdings	37	1,712
Estee Lauder, Cl A	129	25,176
Farmer Brothers *	8	96
Flowers Foods	107	2,304
Fresh Del Monte Produce	17	533
Freshpet *	20	1,258
General Mills	350	18,276
Grocery Outlet Holding *	14	458
Hain Celestial Group *	59	1,428
Herbalife Nutrition *	75	2,914
Hershey	87	13,500
HF Foods Group *	4	70
Hormel Foods	162	7,656
Hostess Brands, Cl A *	67	899
Ingles Markets, Cl A	8	334
Ingredion	38	3,344
Inter Parfums	10	691
J&J Snack Foods	8	1,327
JM Smucker	64	6,631
John B Sanfilippo & Son	4	337
Kellogg	197	13,437
Keurig Dr Pepper	155	4,422
Kimberly-Clark	207	29,651
Kraft Heinz	560	16,352

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Lamb Weston Holdings	84	$7,670
Lancaster Colony	10	1,547
Landec *	16	179
Lifevantage *	7	115
Limoneira	8	156
McCormick	72	11,763
Medifast	6	580
MGP Ingredients	7	238
Molson Coors Beverage, Cl B	101	5,614
Mondelez International, Cl A	846	48,542
Monster Beverage *	229	15,251
National Beverage *	6	257
New Age Beverages *	38	66
Nu Skin Enterprises, Cl A	30	978
Oil-Dri Corp of America	2	71
PepsiCo	819	116,314
Performance Food Group *	59	3,056
Philip Morris International	921	76,168
Pilgrim's Pride *	30	782
Post Holdings *	38	3,974
PriceSmart	11	674
Primo Water *	20	301
Procter & Gamble	1,468	182,941
Pyxus International *	4	27
Revlon, Cl A *	3	64
Sanderson Farms	11	1,515
Seneca Foods, Cl A *	3	119
Simply Good Foods *	46	1,057
SpartanNash	21	256
Spectrum Brands Holdings	25	1,535
Sprouts Farmers Market *	68	1,063
Sysco	300	24,641
Tootsie Roll Industries	9	307
TreeHouse Foods *	31	1,383
Turning Point Brands	4	91
Tyson Foods, Cl A	163	13,469
United Natural Foods *	30	216
Universal	14	744
US Foods Holding *	128	5,141
USANA Health Sciences *	7	432
Vector Group	66	867
Village Super Market, Cl A	4	89
WD-40	7	1,308
Weis Markets	9	330
		1,014,099
ENERGY — 4.4%
Adams Resources & Energy	1	35
Altus Midstream, Cl A *	36	75

COMMON STOCK — continued
	Shares	Value
ENERGY— continued
Amplify Energy	23	$124
Antero Midstream	149	751
Antero Resources *	147	272
Apache	223	6,119
Apergy *	46	1,190
Arch Coal	8	412
Archrock	75	626
Baker Hughes, Cl A	390	8,447
Berry Petroleum	45	308
Bonanza Creek Energy *	10	182
Brigham Minerals, Cl A	9	153
Cabot Oil & Gas	229	3,227
Cactus, Cl A	28	807
California Resources *	25	184
Callon Petroleum *	236	708
Centennial Resource Development, Cl A *	104	339
Cheniere Energy *	148	8,768
Chesapeake Energy *	907	464
Chevron	1,107	118,604
Cimarex Energy	59	2,590
Clean Energy Fuels *	85	196
CNX Resources *	107	774
Comstock Resources *	7	39
Concho Resources	113	8,563
ConocoPhillips	632	37,560
CONSOL Energy *	16	130
Contango Oil & Gas *	36	141
Continental Resources	49	1,334
Contura Energy *	11	64
Core Laboratories	33	1,159
Covia Holdings *	21	34
CVR Energy	58	2,007
Delek US Holdings	42	1,153
Denbury Resources *	267	263
Devon Energy	219	4,757
DHT Holdings	53	298
Diamond Offshore Drilling *	80	370
Diamond S Shipping *	11	122
Diamondback Energy	93	6,919
Dorian LPG *	23	302
Dril-Quip *	20	818
Earthstone Energy, Cl A *	10	50
EOG Resources	345	25,154
Equities	144	871
Equitrans Midstream	144	1,392
Era Group *	11	109
Evolution Petroleum	17	86
Exterran *	21	113

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY— continued
Extraction Oil & Gas *	41	$58
Exxon Mobil	2,494	154,928
Falcon Minerals	21	116
Forum Energy Technologies *	50	53
Frank's International *	61	214
Geospace Technologies *	6	80
Goodrich Petroleum *	5	34
Green Plains	20	249
Gulf Island Fabrication *	7	36
Gulfport Energy *	83	129
Hallador Energy	11	18
Halliburton	521	11,364
Helix Energy Solutions Group *	83	692
Helmerich & Payne	62	2,514
Hess	155	8,768
Hi-Crush *	53	38
HighPoint Resources *	64	74
HollyFrontier	94	4,222
International Seaways *	17	378
ION Geophysical *	5	29
Kinder Morgan	1,139	23,771
KLX Energy Services Holdings *	12	48
Laredo Petroleum *	106	182
Liberty Oilfield Services, Cl A	31	263
Magnolia Oil & Gas *	67	705
Marathon Oil	474	5,389
Marathon Petroleum	383	20,874
Matador Resources *	65	954
Matrix Service *	15	302
McDermott International *	101	7
Montage Resources *	10	37
Murphy Oil	88	1,844
Nabors Industries	189	391
NACCO Industries, Cl A	1	47
National Energy Services Reunited *	24	158
National Oilwell Varco	227	4,678
Natural Gas Services Group *	7	74
Navigator Holdings *	19	229
New Fortress Energy, Cl A *	7	105
Newpark Resources *	50	250
NexTier Oilfield Solutions *	7	36
Nine Energy Service *	14	68
Noble *	141	114
Noble Energy	275	5,437
Northern Oil and Gas *	156	259
Oasis Petroleum *	154	347
Occidental Petroleum	526	20,893
Oil States International *	35	377

COMMON STOCK — continued
	Shares	Value
ENERGY— continued
ONEOK	241	$18,044
Overseas Shipholding Group, Cl A *	44	78
Pacific Drilling *	42	77
Panhandle Oil and Gas, Cl A	9	65
Par Pacific Holdings *	29	583
Parker Drilling *	8	135
Parsley Energy, Cl A	172	2,865
Patterson-UTI Energy	116	921
PBF Energy, Cl A	58	1,583
PDC Energy *	60	1,304
Peabody Energy	61	412
Penn Virginia *	8	171
Phillips 66	258	23,573
Pioneer Natural Resources	96	12,960
Plains GP Holdings, Cl A	101	1,682
ProPetro Holding *	48	468
QEP Resources	147	466
Range Resources	140	420
Renewable Energy Group *	22	578
REX American Resources *	3	226
RigNet *	7	29
Ring Energy *	32	69
RPC	29	131
SandRidge Energy *	20	51
Schlumberger	826	27,680
SEACOR Holdings *	11	413
SEACOR Marine Holdings *	10	104
Select Energy Services, Cl A *	39	271
SilverBow Resources *	6	32
SM Energy	63	578
Solaris Oilfield Infrastructure, Cl A	18	208
Southwestern Energy *	308	484
Tallgrass Energy, Cl A	87	1,941
Talos Energy *	11	241
Targa Resources	132	4,818
Tellurian *	56	393
TETRA Technologies *	71	109
Tidewater *	21	319
Transocean *	332	1,514
Unit *	30	12
US Silica Holdings	39	200
VAALCO Energy *	31	69
Valaris, Cl A	110	562
Valero Energy	239	20,150
W&T Offshore *	52	215
Whiting Petroleum *	51	232
Williams	706	14,607

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY— continued
World Fuel Services	36	$1,408
WPX Energy *	243	2,904
		667,351
FINANCIALS — 16.0%
1st Constitution Bancorp	4	81
1st Source	10	472
ACNB	3	96
Affiliated Managers Group	29	2,316
Aflac	429	22,124
AGNC Investment ‡	319	5,930
Alerus Financial	9	190
Alleghany *	8	6,381
Allegiance Bancshares	11	409
Allstate	189	22,404
Ally Financial	221	7,079
Amalgamated Bank, Cl A	7	121
Ambac Financial Group *	26	557
Amerant Bancorp, Cl A *	12	224
American Equity Investment Life Holding	52	1,373
American Express	469	60,908
American Financial Group	43	4,678
American International Group	508	25,532
American National Bankshares	6	205
American National Insurance	11	1,212
Ameriprise Financial	74	12,240
Ameris Bancorp	38	1,527
AMERISAFE	10	684
Ames National	5	133
Annaly Capital Management ‡	879	8,579
Anworth Mortgage Asset ‡	58	208
Aon	135	29,734
Apollo Commercial Real Estate Finance ‡	89	1,627
Apollo Global Management, Cl A	117	5,536
Arbor Realty Trust ‡	49	724
Arch Capital Group *	228	10,068
Ares Commercial Real Estate ‡	15	245
Ares Management, Cl A	51	1,839
Argo Group International Holdings	19	1,246
Arlington Asset Investment, Cl A ‡	21	119
ARMOUR Residential REIT	33	636
Arrow Financial	8	280
Arthur J Gallagher	107	10,975
Artisan Partners Asset Management, Cl A	31	1,035
Assetmark Financial Holdings *	9	264
Associated Banc-Corp	90	1,794

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Associated Capital Group	2	$84
Assurant	35	4,570
Assured Guaranty	54	2,475
Athene Holding, Cl A *	80	3,485
Atlantic Capital Bancshares *	12	226
Atlantic Union Bankshares	46	1,550
Atlanticus Holdings *	3	42
Auburn National Bancorporation	1	57
Axis Capital Holdings	48	3,084
Axos Financial *	31	873
B. Riley Financial	9	241
Banc of California	26	415
BancFirst	10	578
Bank First	3	188
Bank of America	5,340	175,311
Bank of Commerce Holdings	10	107
Bank of Hawaii	23	2,061
Bank of Marin Bancorp	7	308
Bank of New York Mellon	545	24,405
Bank OZK	71	1,930
BankFinancial	7	87
BankUnited	55	1,815
Bankwell Financial Group	3	81
Banner	19	979
Bar Harbor Bankshares	8	176
BCB Bancorp	8	105
Berkshire Hathaway, Cl B *	811	182,012
BGC Partners, Cl A	155	894
BlackRock, Cl A	90	47,463
Blackstone Group, Cl A	406	24,794
Blucora *	28	631
BOK Financial	18	1,420
Boston Private Financial Holdings	47	536
Bridge Bancorp	10	304
Bridgewater Bancshares *	12	158
Brighthouse Financial *	62	2,412
Brightsphere Investment Group	50	461
Brookline Bancorp	45	684
Brown & Brown	136	6,106
Bryn Mawr Bank	11	413
Business First Bancshares	7	173
Byline Bancorp	13	251
C&F Financial	1	50
Cadence BanCorp, Cl A	62	969
Cambridge Bancorp	2	144
Camden National	8	378
Cannae Holdings *	38	1,545
Capital Bancorp *	3	41

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Capital City Bank Group	6	$171
Capital One Financial	274	27,345
Capitol Federal Financial	76	1,002
Capstar Financial Holdings	7	105
Capstead Mortgage ‡	55	452
Carolina Financial	12	460
Carolina Trust Bancshares *	4	52
Carter Bank & Trust *	13	257
Cathay General Bancorp	43	1,551
CB Financial Services	2	58
Cboe Global Markets	64	7,886
CBTX	10	296
CenterState Bank	74	1,669
Central Pacific Financial	16	444
Central Valley Community Bancorp	6	113
Century Bancorp, Cl A	1	86
Charles Schwab	694	31,612
Chemung Financial	2	79
Cherry Hill Mortgage Investment ‡	9	138
Chimera Investment ‡	110	2,332
Chubb	269	40,884
Cincinnati Financial	89	9,341
CIT Group	55	2,514
Citigroup	1,277	95,022
Citizens, Cl A *	27	164
Citizens & Northern	7	179
Citizens Community Bancorp	6	72
City Holding	9	681
Civista Bancshares	8	176
CME Group, Cl A	209	45,377
CNA Financial	156	6,962
CNB Financial	8	236
CNO Financial Group	87	1,530
Coastal Financial *	5	89
Codorus Valley Bancorp	5	109
Cohen & Steers	13	962
Colony Bankcorp	4	61
Colony Credit Real Estate ‡	49	610
Columbia Banking System	42	1,625
Columbia Financial *	29	486
Comerica	83	5,076
Commerce Bancshares	64	4,330
Community Bank System	29	1,922
Community Bankers Trust	12	106
Community Financial	2	68
Community Trust Bancorp	9	394
ConnectOne Bancorp	17	401
County Bancorp	3	76

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Cowen, Cl A *	15	$241
Crawford, Cl A	9	79
Credit Acceptance *	6	2,574
CrossFirst Bankshares *	25	341
Cullen	34	3,031
Curo Group Holdings *	9	94
Customers Bancorp *	16	342
Diamond Hill Investment Group	1	141
Dime Community Bancshares	18	349
Discover Financial Services	181	13,599
Donegal Group, Cl A	7	98
Donnelley Financial Solutions *	19	172
Dynex Capital ‡	13	232
E*TRADE Financial	133	5,668
Eagle Bancorp	18	787
Eagle Bancorp Montana	3	63
East West Bancorp	83	3,805
Eaton Vance	64	2,928
eHealth *	12	1,262
Elevate Credit *	11	64
Ellington Financial	18	329
Ellington Residential Mortgage REIT	5	54
Employers Holdings	18	768
Encore Capital Group *	16	543
Enova International *	18	451
Enterprise Bancorp	5	155
Enterprise Financial Services	14	609
Equitable Holdings	175	4,204
Equity Bancshares, Cl A *	8	215
Erie Indemnity, Cl A	14	2,331
Esquire Financial Holdings *	3	68
ESSA Bancorp	5	85
Essent Group	55	2,729
Evans Bancorp	2	78
Evercore, Cl A	20	1,532
Everest Re Group	23	6,361
Exantas Capital ‡	18	217
EZCORP, Cl A *	27	168
FactSet Research Systems	22	6,294
Farmers & Merchants Bancorp	5	147
Farmers National Banc	14	221
FB Financial	9	321
FBL Financial Group, Cl A	5	269
Federal Agricultural Mortgage, Cl C	5	382
Federated Investors, Cl B	56	2,029
FedNat Holding	6	93
FGL Holdings	95	917

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Fidelity D&D Bancorp	1	$57
Fidelity National Financial	153	7,459
Fifth Third Bancorp	420	11,949
Financial Institutions	8	246
First American Financial	63	3,905
First Bancorp	5	141
First Bancshares	9	310
First Bank	11	118
First Busey	30	765
First Business Financial Services	4	101
First Capital	1	66
First Choice Bancorp	5	122
First Citizens BancShares, Cl A	2	1,054
First Commonwealth Financial	56	757
First Community	3	62
First Community Bankshares	7	205
First Defiance Financial	11	323
First Financial	7	292
First Financial Bancorp	57	1,370
First Financial Bankshares	75	2,514
First Financial Northwest	4	59
First Foundation	22	363
First Guaranty Bancshares	3	54
First Hawaiian	76	2,209
First Horizon National	176	2,816
First Internet Bancorp	5	133
First Interstate BancSystem, Cl A	24	924
First Merchants	31	1,232
First Mid Bancshares	7	229
First Midwest Bancorp	65	1,296
First Northwest Bancorp	4	63
First of Long Island	13	287
First Republic Bank	98	10,866
First United	3	72
First Western Financial *	3	50
Flagstar Bancorp	16	564
Flushing Financial	15	298
FNB	188	2,194
FNCB Bancorp	9	71
Focus Financial Partners, Cl A *	14	396
Franklin Financial Network	7	258
Franklin Financial Services	2	73
Franklin Resources	170	4,301
FS Bancorp	2	109
Fulton Financial	95	1,565
FVCBankcorp *	6	96
GAIN Capital Holdings	9	35
GAMCO Investors, Cl A	4	66

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Genworth Financial, Cl A *	289	$1,185
German American Bancorp	14	479
Glacier Bancorp	53	2,246
Globe Life	62	6,464
Goldman Sachs Group	195	46,362
Goosehead Insurance, Cl A	7	365
Granite Point Mortgage Trust ‡	32	585
Great Ajax ‡	9	136
Great Elm Capital Group *	13	39
Great Southern Bancorp	6	341
Great Western Bancorp	32	946
Green Dot, Cl A *	27	812
Greenhill	8	125
Greenlight Capital Re, Cl A *	15	140
Guaranty Bancshares	4	122
GWG Holdings *	1	9
Hallmark Financial Services *	9	155
Hamilton Lane, Cl A	14	909
Hancock Whitney	52	2,066
Hanmi Financial	17	286
Hanover Insurance Group	22	3,049
HarborOne Bancorp *	30	327
Hartford Financial Services Group	212	12,567
Hawthorn Bancshares	3	68
HCI Group	3	133
Health Insurance Innovations, Cl A *	6	138
Heartland Financial USA	20	978
Heritage Commerce	32	371
Heritage Financial	21	541
Heritage Insurance Holdings	14	169
Hilltop Holdings	38	860
Home Bancorp	4	142
Home BancShares	87	1,663
HomeStreet	14	450
HomeTrust Bancshares	9	239
Hope Bancorp	69	959
Horace Mann Educators	23	989
Horizon Bancorp	22	372
Houlihan Lokey, Cl A	24	1,244
Howard Bancorp *	7	118
Huntington Bancshares	601	8,156
IBERIABANK	30	2,181
Impac Mortgage Holdings *	7	38
Independence Holding	2	81
Independent Bank	19	1,372
Independent Bank	12	257
Independent Bank Group	20	1,070
Interactive Brokers Group, Cl A	41	1,927

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Intercontinental Exchange	328	$32,715
International Bancshares	32	1,261
International. FCStone *	9	429
Invesco	280	4,844
Invesco Mortgage Capital ‡	86	1,504
Investar Holding	5	111
Investors Bancorp	147	1,777
James River Group Holdings	16	687
Jefferies Financial Group	147	3,181
JPMorgan Chase	1,791	237,056
Kearny Financial	46	568
Kemper	36	2,679
KeyCorp	578	10,814
Kingstone	5	40
Kinsale Capital Group	11	1,256
KKR Real Estate Finance Trust ‡	30	632
Ladder Capital, Cl A ‡	57	1,046
Ladenburg Thalmann Financial Services	56	195
Lakeland Bancorp	28	455
Lakeland Financial	14	664
Lazard, Cl A	61	2,560
LCNB	7	116
Legg Mason	51	1,997
LendingClub *	46	539
LendingTree *	4	1,245
Level One Bancorp	2	50
Lincoln National	116	6,320
Live Oak Bancshares	15	262
Loews	151	7,769
LPL Financial Holdings	47	4,330
Luther Burbank	25	258
M&T Bank	77	12,976
Macatawa Bank	15	158
Mackinac Financial	5	76
MainStreet Bancshares *	4	88
Malvern Bancorp *	4	80
Markel *	7	8,211
MarketAxess Holdings	21	7,438
Marlin Business Services	6	118
Marsh & McLennan	296	33,110
MBIA *	45	408
Medallion Financial *	12	83
Mercantile Bank	9	295
Merchants Bancorp	5	98
Mercury General	16	785
Meridian Bancorp	29	522
Meta Financial Group	19	707
MetLife	452	22,469

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
MFA Financial ‡	268	$2,090
MGIC Investment	198	2,730
Mid Penn Bancorp	4	96
Middlefield Banc	3	75
Midland States Bancorp	12	317
MidWestOne Financial Group	8	259
MMA Capital Holdings *	2	61
Moelis, Cl A	28	1,008
Moody's	109	27,990
Morgan Stanley	726	37,941
Morningstar	12	1,883
Mortgage Investment Trust ‡	19	301
Mr Cooper Group *	42	520
MSCI, Cl A	48	13,718
MutualFirst Financial	4	149
MVB Financial	6	120
Nasdaq	69	8,036
National Bank Holdings, Cl A	16	522
National Bankshares	3	123
National General Holdings	39	849
National Western Life Group, Cl A	1	266
Navient	135	1,941
NBT Bancorp	24	907
Nelnet, Cl A	10	573
New Residential Investment ‡	248	4,152
New York Community Bancorp	263	2,910
New York Mortgage Trust ‡	157	997
NI Holdings *	5	77
Nicolet Bankshares *	4	283
NMI Holdings, Cl A *	38	1,213
Northern Trust	125	12,226
Northfield Bancorp	25	397
Northrim BanCorp	3	113
Northwest Bancshares	57	896
Norwood Financial	3	102
Oak Valley Bancorp	3	56
OceanFirst Financial	32	737
Ocwen Financial *	61	75
Ohio Valley Banc	2	66
Old National Bancorp	99	1,773
Old Republic International	167	3,766
Old Second Bancorp	17	209
On Deck Capital *	30	122
OneMain Holdings, Cl A	50	2,119
OP Bancorp	7	70
Oppenheimer Holdings, Cl A	5	138
Opus Bank	16	426
Orchid Island Capital, Cl A ‡	37	223

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Origin Bancorp	10	$352
Orrstown Financial Services	6	124
Owl Rock Capital	225	3,546
Pacific Mercantile Bancorp *	12	83
Pacific Premier Bancorp	34	1,013
PacWest Bancorp	68	2,383
Palomar Holdings *	6	321
Park National	9	855
Parke Bancorp	5	108
PB Bancorp	4	61
PCB Bancorp	6	91
PCSB Financial	9	179
PDL Community Bancorp *	4	56
Peapack Gladstone Financial	10	292
Penns Woods Bancorp	3	95
PennyMac Financial Services	34	1,146
PennyMac Mortgage Investment Trust ‡	51	1,186
Peoples Bancorp	11	358
Peoples Bancorp of North Carolina	2	55
Peoples Financial Services	3	139
People's United Financial	230	3,547
People's Utah Bancorp	9	235
Pinnacle Financial Partners	42	2,481
Pioneer Bancorp *	6	88
Piper Sandler	7	577
PJT Partners	11	506
PNC Financial Services Group	258	38,326
PRA Group *	25	884
Premier Financial Bancorp	6	102
Primerica	24	2,845
Principal Financial Group	162	8,578
ProAssurance	30	911
Progressive	340	27,435
ProSight Global *	14	203
Prosperity Bancshares	39	2,738
Protective Insurance	4	62
Provident Bancorp *	5	59
Provident Financial Holdings	3	66
Provident Financial Services	34	776
Prudential Bancorp	4	70
Prudential Financial	234	21,308
Pzena Investment Management, Cl A	10	82
QCR Holdings	8	329
Radian Group	118	2,890
Raymond James Financial	73	6,674
RBB Bancorp	9	177

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Ready Capital ‡	26	$424
Redwood Trust ‡	64	1,128
Regional Management *	6	165
Regions Financial	563	8,766
Reinsurance Group of America, Cl A	36	5,186
Reliant Bancorp	5	106
Renasant	31	990
Republic Bancorp, Cl A	5	210
Republic First Bancorp *	26	83
Richmond Mutual Bancorporation *	7	106
Riverview Bancorp	12	88
Riverview Financial	5	62
RLI	24	2,232
S&P Global	142	41,710
S&T Bancorp	19	714
Sachem Capital ‡	10	42
Safeguard Scientifics	13	138
Safety Insurance Group	8	737
Sandy Spring Bancorp	20	696
Santander Consumer USA Holdings	58	1,544
SB Financial Group	3	57
SB One Bancorp	4	96
Sculptor Capital Management, Cl A	9	206
Seacoast Banking Corp of Florida *	28	760
SEI Investments	74	4,829
Select Bancorp *	8	93
Selective Insurance Group	33	2,186
ServisFirst Bancshares	26	956
Shore Bancshares	7	114
Sierra Bancorp	8	214
Signature Bank NY	31	4,399
Silvercrest Asset Management Group, Cl A	4	48
Simmons First National, Cl A	54	1,295
SLM	246	2,686
SmartFinancial	7	151
South State	19	1,437
Southern First Bancshares *	4	156
Southern Missouri Bancorp	4	142
Southern National Bancorp of Virginia	11	171
Southside Bancshares	18	631
Spirit MTA REIT	23	18
Spirit of Texas Bancshares *	7	145
Standard AVB Financial	2	62

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Starwood Property Trust ‡	161	$4,131
State Auto Financial	10	301
State Street	213	16,109
Sterling Bancorp	114	2,280
Sterling Bancorp	9	66
Stewart Information Services	13	543
Stifel Financial	39	2,523
Stock Yards Bancorp	12	465
Summit Financial Group	6	147
SVB Financial Group *	29	6,970
Synchrony Financial	379	12,283
Synovus Financial	85	2,977
T Rowe Price Group	134	17,893
TCF Financial	87	3,678
TD Ameritrade Holding	298	14,149
Territorial Bancorp	4	116
Texas Capital Bancshares *	29	1,594
TFS Financial	30	613
Timberland Bancorp	4	113
Tiptree	12	82
Tompkins Financial	7	603
TPG RE Finance Trust ‡	34	696
Tradeweb Markets, Cl A	35	1,616
Travelers	152	20,006
TriCo Bancshares	15	546
TriState Capital Holdings *	14	322
Triumph Bancorp *	13	507
Trupanion *	15	479
TrustCo Bank NY	55	436
Trustmark	33	1,055
Two Harbors Investment ‡	163	2,487
UMB Financial	25	1,662
Umpqua Holdings	128	2,163
Union Bankshares	2	67
United Bankshares	58	1,989
United Community Banks	47	1,312
United Community Financial	27	295
United Fire Group	12	531
United Insurance Holdings	12	122
United Security Bancshares	8	78
Unity Bancorp	4	88
Universal Insurance Holdings	17	414
Univest Financial	16	397
Unum Group	121	3,229
US Bancorp	923	49,122
Valley National Bancorp	185	1,948
Veritex Holdings	28	793
Victory Capital Holdings, Cl A	9	188

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Virtu Financial, Cl A	43	$718
Virtus Investment Partners	3	369
Voya Financial	82	4,898
Waddell & Reed Financial, Cl A	41	655
Walker & Dunlop	16	1,062
Washington Federal	45	1,530
Washington Trust Bancorp	8	379
Waterstone Financial	13	227
Webster Financial	53	2,378
Wells Fargo	2,507	117,678
WesBanco	30	994
West Bancorporation	9	206
Westamerica Bancorporation	15	950
Western Alliance Bancorp	55	3,038
Western Asset Mortgage Capital ‡	31	329
Western New England Bancorp	13	117
Westwood Holdings Group	4	112
White Mountains Insurance Group	1	1,117
Willis Towers Watson	73	15,424
Wintrust Financial	32	2,025
WisdomTree Investments	68	286
World Acceptance *	4	346
WR Berkley	90	6,618
WSFS Financial	29	1,157
Zions Bancorp	97	4,413
		2,396,768
HEALTH CARE — 10.7%
Abbott Laboratories	1,038	90,451
AbbVie	865	70,081
Abeona Therapeutics *	21	46
ABIOMED *	26	4,844
Acadia Healthcare *	50	1,607
ACADIA Pharmaceuticals *	89	3,555
Accelerate Diagnostics *	16	269
Acceleron Pharma *	25	2,270
Accuray *	51	198
AcelRx Pharmaceuticals *	40	68
Aclaris Therapeutics *	20	25
Acorda Therapeutics *	32	65
Adamas Pharmaceuticals *	12	62
Adaptive Biotechnologies *	62	1,854
Addus HomeCare *	8	755
ADMA Biologics *	25	99
Adverum Biotechnologies *	28	276
Aeglea BioTherapeutics *	13	94
Aerie Pharmaceuticals *	22	451
Agenus *	61	228
Agios Pharmaceuticals *	33	1,608

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Aimmune Therapeutics *	23	$714
Akcea Therapeutics *	8	138
Akebia Therapeutics *	61	440
Akero Therapeutics *	5	123
Akorn *	49	75
Albireo Pharma *	5	114
Aldeyra Therapeutics *	13	69
Alector *	23	643
Alexion Pharmaceuticals *	137	13,616
Align Technology *	43	11,055
Alkermes *	90	1,567
Allakos *	13	939
Allogene Therapeutics *	27	586
Allscripts Healthcare Solutions *	92	789
Alnylam Pharmaceuticals *	63	7,232
Alphatec Holdings *	24	167
AMAG Pharmaceuticals *	16	142
Amedisys *	18	3,177
American Renal Associates Holdings *	16	145
Amgen	348	75,184
Amicus Therapeutics *	140	1,238
AMN Healthcare Services *	26	1,752
Amphastar Pharmaceuticals *	20	378
AnaptysBio *	13	189
Anavex Life Sciences *	27	77
AngioDynamics *	21	289
ANI Pharmaceuticals *	5	310
Anika Therapeutics *	8	329
Anthem	151	40,056
Apellis Pharmaceuticals *	26	1,069
Apollo Medical Holdings *	6	108
Apyx Medical *	17	129
Arcturus Therapeutics Holdings *	4	41
Arcus Biosciences *	16	140
Ardelyx *	26	184
Arena Pharmaceuticals *	27	1,234
Arrowhead Pharmaceuticals *	53	2,221
Arvinas *	11	533
Assembly Biosciences *	13	228
Assertio Therapeutics *	38	41
Atara Biotherapeutics *	26	344
Athenex *	32	428
Athersys *	80	109
Atreca, Cl A *	10	184
AtriCure *	22	856
Avanos Medical *	27	744
AVEO Pharmaceuticals *	80	41
Avid Bioservices *	33	218

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Avrobio *	13	$282
Axogen *	20	247
Axonics Modulation Technologies *	5	145
Axsome Therapeutics *	15	1,302
Baxter International	301	26,855
Becton Dickinson and	158	43,478
Beyondspring *	4	61
BioCryst Pharmaceuticals *	61	174
BioDelivery Sciences International *	47	247
Biogen *	104	27,960
Biohaven Pharmaceutical Holding *	24	1,164
BioLife Solutions *	8	110
BioMarin Pharmaceutical *	106	8,851
Bio-Rad Laboratories, Cl A *	12	4,331
BioSig Technologies *	9	44
BioSpecifics Technologies *	3	177
BioTelemetry *	19	929
Bluebird Bio *	31	2,470
Blueprint Medicines *	28	1,777
Boston Scientific *	854	35,757
Bridgebio Pharma *	38	1,311
Bristol-Myers Squibb	955	60,117
Brookdale Senior Living *	106	699
Bruker	58	2,869
Calithera Biosciences *	29	174
Cantel Medical	22	1,431
Capital Senior Living *	16	45
Cara Therapeutics *	25	403
Cardiovascular Systems *	19	862
CareDx *	22	532
CASI Pharmaceuticals *	22	63
Castlight Health, Cl B *	62	77
Catalent *	86	5,255
Catalyst Biosciences *	6	43
Catalyst Pharmaceuticals *	53	218
Catasys *	3	51
Celcuity *	2	22
Cellular Biomedicine Group *	8	136
CEL-SCI *	18	235
Centene *	333	20,917
Cerner	178	12,786
Cerus *	79	317
Change Healthcare *	28	435
Chembio Diagnostics *	8	33
Chemed	9	4,203
ChemoCentryx *	22	933

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Chiasma *	18	$85
Chimerix *	25	41
ChromaDex *	23	101
Cigna	218	41,938
Clovis Oncology *	27	224
Codexis *	31	486
Coherus Biosciences *	33	595
Collegium Pharmaceutical *	16	322
Computer Programs & Systems	6	156
Concert Pharmaceuticals *	12	128
Conformis *	34	34
CONMED	16	1,627
Constellation Pharmaceuticals *	7	231
Corbus Pharmaceuticals Holdings *	35	226
CorMedix *	13	83
Cortexyme *	5	235
CorVel *	5	458
Covetrus *	52	640
Crinetics Pharmaceuticals *	8	172
Cross Country Healthcare *	20	198
CryoLife *	21	625
CryoPort *	20	358
Cue Biopharma *	11	167
Cutera *	7	197
Cyclerion Therapeutics *	14	46
Cymabay Therapeutics *	35	54
Cytokinetics *	30	369
CytomX Therapeutics *	25	186
CytoSorbents *	18	89
Danaher	377	60,648
DaVita *	76	6,070
Deciphera Pharmaceuticals *	17	1,065
Denali Therapeutics *	34	787
DENTSPLY SIRONA	131	7,336
Dermira *	24	455
DexCom *	50	12,038
Dicerna Pharmaceuticals *	29	573
Diplomat Pharmacy *	33	131
Durect *	98	188
Dyadic International *	10	58
Dynavax Technologies, Cl A *	42	212
Editas Medicine *	28	740
Edwards Lifesciences *	122	26,823
Eidos Therapeutics *	4	213
Eiger BioPharmaceuticals *	12	148
Elanco Animal Health *	218	6,736
Eli Lilly	484	67,586
Eloxx Pharmaceuticals *	8	31

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Emergent BioSolutions *	24	$1,322
Enanta Pharmaceuticals *	9	464
Encompass Health	56	4,314
Endologix *	9	9
Enochian Biosciences *	6	27
Ensign Group	29	1,311
Enzo Biochem *	25	63
Epizyme *	41	858
Esperion Therapeutics *	14	757
Evelo Biosciences *	6	35
Evolent Health, Cl A *	48	484
Evolus *	9	92
Exact Sciences *	72	6,716
Exelixis *	169	2,907
Exicure *	28	67
EyePoint Pharmaceuticals *	35	65
Fate Therapeutics *	41	1,040
FibroGen *	44	1,841
Five Prime Therapeutics *	19	90
Five Star Senior Living *	9	42
Flexion Therapeutics *	18	315
Fluidigm *	39	150
FONAR *	3	63
Forty Seven *	13	479
Fulgent Genetics *	3	40
G1 Therapeutics *	17	329
Galectin Therapeutics *	24	63
Genesis Healthcare, Cl A *	29	44
GenMark Diagnostics *	30	162
Geron *	110	144
Gilead Sciences	746	47,147
Glaukos *	20	1,125
Global Blood Therapeutics *	33	2,154
Globus Medical, Cl A *	44	2,300
GlycoMimetics *	18	77
Gossamer Bio *	24	319
Gritstone Oncology *	10	89
Guardant Health *	29	2,205
Haemonetics *	28	3,007
Halozyme Therapeutics *	77	1,461
Hanger *	22	537
Harpoon Therapeutics *	8	106
Harrow Health *	13	76
Harvard Bioscience *	19	56
Health Catalyst *	9	294
HealthEquity *	39	2,576
HealthStream *	15	383
Heron Therapeutics *	53	1,106

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Heska *	4	$401
Hill-Rom Holdings	39	4,153
HMS Holdings *	49	1,339
Hologic *	153	8,189
Homology Medicines *	15	235
Horizon Therapeutics *	110	3,794
Humana *	78	26,226
Icad *	9	76
ICU Medical *	11	2,007
IDEXX Laboratories *	49	13,279
Illumina *	86	24,946
Immunic *	1	8
ImmunoGen *	82	387
Immunomedics *	104	1,931
Incyte *	124	9,061
InfuSystem Holdings *	10	86
Innoviva *	39	538
Inogen *	10	443
Inovalon Holdings, Cl A *	40	810
Inovio Pharmaceuticals *	57	258
Insmed *	48	986
Inspire Medical Systems *	11	823
Insulet *	33	6,403
Integra LifeSciences Holdings *	41	2,257
Intellia Therapeutics *	21	250
Intercept Pharmaceuticals *	14	1,294
Intersect ENT *	17	439
Intra-Cellular Therapies *	26	590
IntriCon *	4	68
Intuitive Surgical *	67	37,505
Invacare	20	154
Invitae *	49	914
Ionis Pharmaceuticals *	74	4,316
Iovance Biotherapeutics *	65	1,413
iRadimed *	3	77
iRhythm Technologies *	14	1,199
Ironwood Pharmaceuticals, Cl A *	90	1,087
Jazz Pharmaceuticals *	32	4,587
Joint *	7	117
Jounce Therapeutics *	9	57
Kadmon Holdings *	66	303
Kala Pharmaceuticals *	15	89
KalVista Pharmaceuticals *	6	92
Karuna Therapeutics *	5	475
Karyopharm Therapeutics *	30	485
Kindred Biosciences *	21	183
Kiniksa Pharmaceuticals, Cl A *	9	132
Kodiak Sciences *	16	977

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Krystal Biotech *	6	$314
Kura Oncology *	23	270
La Jolla Pharmaceutical *	14	96
Laboratory Corp of America Holdings *	57	9,998
Lannett *	18	147
Lantheus Holdings *	22	385
LeMaitre Vascular	9	324
Lexicon Pharmaceuticals *	62	192
LHC Group *	17	2,478
Ligand Pharmaceuticals *	9	790
LivaNova *	28	1,903
Livongo Health *	18	435
Luminex	24	544
MacroGenics *	21	194
Madrigal Pharmaceuticals *	5	415
Magellan Health *	13	952
Magenta Therapeutics *	10	119
Mallinckrodt *	50	230
MannKind *	106	156
Marker Therapeutics *	17	44
Masimo *	28	4,777
Matinas BioPharma Holdings *	77	104
MediciNova *	21	122
Medtronic	795	91,775
MEI Pharma *	33	76
MeiraGTx Holdings *	12	217
Menlo Therapeutics *	6	28
Meridian Bioscience	24	236
Merit Medical Systems *	30	1,093
Mersana Therapeutics *	18	122
Mesa Laboratories	2	525
Mettler-Toledo International *	14	10,601
Millendo Therapeutics *	3	24
Minerva Neurosciences *	18	146
Mirati Therapeutics *	22	1,910
Misonix *	5	83
Moderna *	117	2,400
Molecular Templates *	12	179
Molina Healthcare *	35	4,304
Momenta Pharmaceuticals *	55	1,596
MyoKardia *	25	1,701
Myovant Sciences *	19	241
Myriad Genetics *	40	1,106
Nabriva Therapeutics *	34	46
NanoString Technologies *	19	516
Natera *	36	1,260
National HealthCare	6	504
National Research	7	474

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Natus Medical *	19	$595
Nektar Therapeutics, Cl A *	95	1,890
Neogen *	30	2,018
NeoGenomics *	56	1,805
Neos Therapeutics *	29	46
Neurocrine Biosciences *	52	5,204
Neuronetics *	4	15
Nevro *	18	2,392
NextCure *	6	257
NextGen Healthcare *	28	388
NGM Biopharmaceuticals *	10	162
Novavax *	13	99
NuVasive *	30	2,314
Ocular Therapeutix *	23	100
Odonate Therapeutics *	16	467
Omeros *	28	357
Omnicell *	23	1,869
Oncocyte *	20	52
OptimizeRx *	6	66
Optinose *	9	70
Option Care Health *	72	301
OraSure Technologies *	35	247
Orthofix Medical *	10	433
OrthoPediatrics *	5	230
Owens & Minor	34	213
Oxford Immunotec Global *	14	217
Pacific Biosciences of California *	78	364
Pacira BioSciences *	23	994
Palatin Technologies *	127	83
Paratek Pharmaceuticals *	16	54
Patterson	48	1,056
PDL BioPharma *	76	250
Penumbra *	18	3,158
PerkinElmer	64	5,919
Personalis *	9	98
PetIQ, Cl A *	11	327
Pfenex *	19	204
Phibro Animal Health, Cl A	11	261
Phreesia *	5	155
Pieris Pharmaceuticals *	30	111
Portola Pharmaceuticals *	44	563
PRA Health Sciences *	36	3,647
Precigen *	37	172
Precision BioSciences *	17	138
Premier, Cl A *	34	1,182
Prestige Consumer Healthcare *	29	1,176
Prevail Therapeutics *	16	302
Principia Biopharma *	13	684

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Progenics Pharmaceuticals *	43	$192
Protagonist Therapeutics *	11	83
Provention Bio *	18	269
Providence Service *	7	454
PTC Therapeutics *	34	1,751
Pulse Biosciences *	5	70
Puma Biotechnology *	19	149
QIAGEN *	125	4,223
Quanterix *	9	244
Quest Diagnostics	80	8,854
Quidel *	21	1,613
R1 RCM *	56	700
Ra Pharmaceuticals *	22	1,031
Radius Health *	27	474
RadNet *	23	519
Reata Pharmaceuticals, Cl A *	13	2,844
Recro Pharma *	13	214
Regeneron Pharmaceuticals *	48	16,221
REGENXBIO *	19	827
Relmada Therapeutics *	3	133
Repligen *	27	2,711
Replimune Group *	5	80
Repro-Med Systems *	14	83
ResMed	83	13,195
resTORbio *	11	15
Retrophin *	24	371
Revance Therapeutics *	22	492
Rhythm Pharmaceuticals *	15	263
Rigel Pharmaceuticals *	96	217
Rocket Pharmaceuticals *	25	512
Rockwell Medical *	31	81
RTI Surgical Holdings *	39	162
Rubius Therapeutics *	17	133
Sage Therapeutics *	29	1,922
Sangamo Therapeutics *	65	476
Sarepta Therapeutics *	40	4,638
Scholar Rock Holding *	10	123
SeaSpine Holdings *	8	118
Seattle Genetics *	98	10,622
Select Medical Holdings *	63	1,439
Senseonics Holdings *	71	58
Seres Therapeutics *	25	82
Sesen Bio *	51	48
Shockwave Medical *	10	434
SI-BONE *	9	190
Sientra *	24	145
SIGA Technologies *	45	232
Silk Road Medical *	8	372

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Simulations Plus	7	$228
Solid Biosciences *	16	54
Soliton *	3	36
Sorrento Therapeutics *	60	230
Spectrum Pharmaceuticals *	54	137
Spero Therapeutics *	7	64
SpringWorks Therapeutics *	15	472
STAAR Surgical *	26	875
Stemline Therapeutics *	25	166
Stereotaxis *	27	117
STERIS	49	7,384
Stoke Therapeutics *	8	224
Strongbridge Biopharma *	19	56
Stryker	203	42,772
Supernus Pharmaceuticals *	29	663
Surmodics *	7	276
Sutro Biopharma *	5	51
Syndax Pharmaceuticals *	12	113
Syneos Health, Cl A *	35	2,148
Syros Pharmaceuticals *	17	120
T2 Biosystems *	21	19
Tabula Rasa HealthCare *	11	639
Tactile Systems Technology *	10	562
Tandem Diabetes Care *	30	2,281
TCR2 Therapeutics *	5	73
Teladoc Health *	41	4,170
Teleflex	26	9,659
TG Therapeutics *	47	668
TherapeuticsMD *	117	263
Theravance Biopharma *	24	669
Tivity Health *	23	498
TransEnterix *	4	5
Translate Bio *	23	165
TransMedics Group *	7	123
Trevena *	50	44
Tricida *	20	705
Turning Point Therapeutics *	13	761
Twist Bioscience *	10	248
Tyme Technologies *	26	36
Ultragenyx Pharmaceutical *	30	1,577
United Therapeutics *	24	2,344
UNITY Biotechnology *	13	77
US Physical Therapy	7	820
Utah Medical Products	1	92
Vanda Pharmaceuticals *	30	383
Vapotherm *	6	63
Varex Imaging *	22	608
Varian Medical Systems *	54	7,591

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Veeva Systems, Cl A *	77	$11,289
Veracyte *	22	578
Verastem *	49	92
Vericel *	25	410
Verrica Pharmaceuticals *	7	102
Vertex Pharmaceuticals *	150	34,058
ViewRay *	45	140
Viking Therapeutics *	37	232
Vocera Communications *	17	375
Voyager Therapeutics *	12	132
Waters *	37	8,280
West Pharmaceutical Services	42	6,550
Wright Medical Group *	74	2,230
X4 Pharmaceuticals *	6	50
Xencor *	32	1,086
Xeris Pharmaceuticals *	12	76
XOMA *	5	116
Y-mAbs Therapeutics *	8	264
Zimmer Biomet Holdings	120	17,748
ZIOPHARM Oncology *	100	394
Zoetis, Cl A	277	37,176
Zogenix *	25	1,259
Zynerba Pharmaceuticals *	11	55
Zynex *	9	86
		1,599,521
INDUSTRIALS — 5.8%
AAON	23	1,206
Acacia Research *	28	70
ACCO Brands	56	484
Acuity Brands	23	2,711
ADT	57	353
Advanced Disposal Services *	51	1,680
Advanced Drainage Systems	29	1,206
AGCO	36	2,525
Air Lease, Cl A	62	2,662
Air Transport Services Group *	33	692
Aircastle	30	963
Alamo Group	6	747
Alaska Air Group	71	4,586
Allegiant Travel, Cl A	7	1,176
Allegion	53	6,854
AMERCO	5	1,856
Ameresco, Cl A *	11	211
American Airlines Group	248	6,656
American Woodmark *	9	987
AO Smith	77	3,287
Apogee Enterprises	15	477
Applied Industrial Technologies	21	1,356

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Aqua Metals *	33	$25
ArcBest	14	312
Arcosa	27	1,181
Argan	8	337
Armstrong Flooring *	11	39
Armstrong World Industries	27	2,709
ASGN *	28	1,895
Astec Industries	12	495
Atkore International Group *	27	1,072
Atlas Air Worldwide Holdings *	14	313
Avis Budget Group *	45	1,476
AZZ	14	578
Babcock & Wilcox Enterprises *	17	72
Barrett Business Services	4	331
Beacon Roofing Supply *	30	993
BG Staffing	5	101
Bloom Energy, Cl A *	35	276
Blue Bird *	7	138
BlueLinx Holdings *	4	47
BMC Stock Holdings *	38	1,109
Brady, Cl A	27	1,495
Briggs & Stratton	23	84
BrightView Holdings *	26	411
Brink's	27	2,273
Builders FirstSource *	65	1,612
CAI International *	9	245
Casella Waste Systems, Cl A *	25	1,280
CBIZ *	29	783
CH Robinson Worldwide	77	5,561
Chart Industries *	19	1,216
Cintas	49	13,670
Clean Harbors *	29	2,384
Columbus McKinnon	13	455
Comfort Systems USA	21	974
Concrete Pumping Holdings *	15	77
Construction Partners, Cl A *	10	168
Continental Building Products *	19	703
Copart *	117	11,871
Cornerstone Building Brands *	24	206
CoStar Group *	20	13,060
Covanta Holding	77	1,153
Covenant Transportation Group, Cl A *	7	89
CRA International	4	213
CSW Industrials	8	607
CSX	453	34,581
Delta Air Lines	371	20,679
Deluxe	24	1,157
Douglas Dynamics	13	682

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
DXP Enterprises *	9	$312
Dycom Industries *	17	687
Eagle Bulk Shipping *	47	153
Echo Global Logistics *	15	291
EMCOR Group	32	2,629
Encore Wire	12	652
Energous *	13	20
Energy Recovery *	22	225
Ennis	14	292
Equifax	70	10,493
EVI Industries *	2	54
Evoqua Water Technologies *	45	899
Expeditors International of Washington	99	7,231
Exponent	29	2,110
Fastenal	335	11,684
Federal Signal	34	1,093
FedEx	141	20,394
Flowserve	77	3,594
Forrester Research	6	248
Fortune Brands Home & Security	81	5,566
Forward Air	16	1,047
Foundation Building Materials *	12	214
Franklin Covey *	5	159
Franklin Electric	22	1,269
FTI Consulting *	21	2,521
Gates Industrial *	25	312
GATX	20	1,523
Genco Shipping & Trading	23	181
Gencor Industries *	5	56
Generac Holdings *	36	3,729
General Finance *	10	97
Gibraltar Industries *	18	981
GMS *	22	588
Gorman-Rupp	10	369
Graco	96	5,102
GrafTech International	36	386
Granite Construction	27	733
Great Lakes Dredge & Dock *	35	366
Greenbrier	18	434
H&E Equipment Services	18	488
Harsco *	45	671
Hawaiian Holdings	24	669
HC2 Holdings *	25	83
HD Supply Holdings *	96	3,911
Healthcare Services Group	39	998
Heartland Express	26	486
Heidrick & Struggles International	11	313

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Helios Technologies	17	$723
Herc Holdings *	15	602
Heritage-Crystal Clean *	8	227
Herman Miller	33	1,275
Hertz Global Holdings *	80	1,261
Hill International *	26	86
Hillenbrand	36	1,045
HNI	24	863
Houston Wire & Cable *	9	36
Hub Group, Cl A *	18	952
Hurco	3	94
Huron Consulting Group *	12	778
Hyster-Yale Materials Handling	3	162
IAA *	78	3,686
IDEX	44	7,209
IES Holdings *	11	275
IHS Markit	233	18,374
Ingersoll-Rand	141	18,786
InnerWorkings *	23	95
Insperity	22	1,922
Insteel Industries	10	224
Interface, Cl A	32	515
JB Hunt Transport Services	48	5,181
JELD-WEN Holding *	38	907
JetBlue Airways *	168	3,331
Kadant	6	640
Kansas City Southern	58	9,784
KAR Auction Services	77	1,619
Kelly Services, Cl A	19	337
Kforce	12	445
Kimball International, Cl B	20	376
Kirby *	32	2,346
Knight-Swift Transportation Holdings, Cl A	70	2,596
Knoll	27	669
Korn Ferry	32	1,311
Landstar System	22	2,437
Lawson Products *	5	236
LB Foster, Cl A *	5	85
Lennox International	19	4,427
Lincoln Electric Holdings	35	3,121
Lindsay	6	600
LSI Industries	13	86
Lydall *	9	184
Lyft, Cl A *	114	5,413
Macquarie Infrastructure	50	2,206
Manitex International *	7	40
Manitowoc *	20	289
ManpowerGroup	34	3,111

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Marten Transport	22	$457
Masco	165	7,840
MasTec *	33	1,906
Matthews International, Cl A	17	634
McGrath RentCorp	14	1,082
Mesa Air Group *	14	120
Middleby *	32	3,589
Miller Industries	6	206
Mobile Mini	25	1,044
MRC Global *	45	507
MSA Safety	20	2,712
MSC Industrial Direct, Cl A	26	1,770
Mueller Industries	32	933
Mueller Water Products, Cl A	90	1,049
MYR Group *	9	258
Nielsen Holdings	204	4,162
Nordson	29	4,897
Norfolk Southern	148	30,815
Northwest Pipe *	5	164
NOW *	62	621
NV5 Global *	5	311
nVent Electric	98	2,440
Old Dominion Freight Line	41	8,045
Omega Flex	1	105
Orion Group Holdings *	16	69
Owens Corning	60	3,629
PACCAR	200	14,842
PAM Transportation Services *	1	53
Patrick Industries	13	674
Pentair	102	4,379
PGT Innovations *	32	496
PICO Holdings *	11	109
Pitney Bowes	95	355
Plug Power *	150	580
Powell Industries	5	206
Preformed Line Products	1	55
Primoris Services	26	555
Proto Labs *	14	1,449
Quad	18	77
Quanex Building Products	18	319
Quanta Services	82	3,209
Radiant Logistics *	21	101
Republic Services, Cl A	186	17,679
Resideo Technologies *	43	438
Resources Connection	17	259
REV Group	15	150
Robert Half International	66	3,839
Rockwell Automation	68	13,032

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Rollins	88	$3,340
Roper Technologies	60	22,900
RR Donnelley & Sons	39	94
Rush Enterprises, Cl A	16	688
Ryder System	30	1,432
Saia *	14	1,219
Schneider National, Cl B	28	624
Scorpio Bulkers	41	150
Simpson Manufacturing	23	1,901
SiteOne Landscape Supply *	23	2,221
SkyWest	28	1,545
Snap-on	30	4,789
Southwest Airlines	315	17,319
SP Plus *	13	544
Spartan Motors	19	323
Spirit Airlines *	39	1,602
SPX *	25	1,227
Stanley Black & Decker	89	14,180
Steelcase, Cl A	49	912
Stericycle *	52	3,259
Sterling Construction *	15	198
Sunrun *	66	1,124
Systemax	7	166
Tennant	10	772
Terex	40	1,014
Thermon Group Holdings *	18	427
Titan International	33	94
Titan Machinery *	11	134
Toro	61	4,881
TPI Composites *	17	353
Transcat *	4	122
TransUnion	113	10,362
Trex *	33	3,242
TriNet Group *	25	1,427
Trinity Industries	69	1,403
TrueBlue *	22	482
Tutor Perini *	23	259
Twin Disc *	5	49
Uber Technologies *	435	15,786
UniFirst	9	1,835
Union Pacific	403	72,305
United Airlines Holdings *	147	10,996
United Parcel Service, Cl B	407	42,132
United Rentals *	44	5,969
Univar Solutions *	97	2,090
Universal Forest Products	34	1,629
Universal Logistics Holdings	5	85
Upwork *	37	340

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
US Ecology	12	$648
US Xpress Enterprises, Cl A *	12	66
USA Truck *	4	23
Valmont Industries	12	1,705
Verisk Analytics, Cl A	92	14,947
Veritiv *	7	99
Viad	11	715
Vivint Solar *	25	204
Wabash National	30	348
WABCO Holdings *	29	3,934
Waste Management	240	29,208
Watsco	18	3,131
Watts Water Technologies, Cl A	15	1,496
Welbilt *	81	1,222
Werner Enterprises	25	922
Westinghouse Air Brake Technologies	103	7,608
Willdan Group *	6	199
Willis Lease Finance *	1	59
WillScot, Cl A *	32	603
WW Grainger	24	7,263
XPO Logistics *	53	4,713
Xylem	105	8,574
YRC Worldwide *	18	41
		871,107
INFORMATION TECHNOLOGY — 25.3%
2U *	35	693
3D Systems *	65	708
8x8 *	56	1,043
A10 Networks *	33	225
Acacia Communications *	22	1,508
ACI Worldwide *	65	2,239
ACM Research, Cl A *	5	174
Adesto Technologies *	14	99
Adobe *	282	99,020
ADTRAN	27	244
Advanced Energy Industries *	21	1,469
Advanced Micro Devices *	593	27,871
Agilysys *	11	358
Airgain *	4	38
Akamai Technologies *	93	8,682
Akoustis Technologies *	14	103
Alarm.com Holdings *	21	923
Alliance Data Systems	25	2,570
Alpha & Omega Semiconductor *	10	122
Altair Engineering, Cl A *	21	776
Alteryx, Cl A *	29	4,045
Ambarella *	18	1,065
Amdocs	80	5,756

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
American Software, Cl A	16	$239
Amkor Technology *	56	630
Anaplan *	56	3,225
Appfolio, Cl A *	8	1,052
Appian, Cl A *	18	919
Apple	2,589	801,322
Applied Materials	524	30,387
Applied Optoelectronics *	10	113
Arlo Technologies *	42	179
Aspen Technology *	40	4,759
AstroNova	3	37
Asure Software *	7	59
Autodesk *	128	25,197
Automatic Data Processing	254	43,533
Avalara *	40	3,406
Avid Technology *	19	160
Axcelis Technologies *	18	435
AXT *	19	74
Badger Meter	16	945
Belden	26	1,281
Benefitfocus *	16	296
Black Knight *	83	5,554
Blackbaud	27	2,115
Blackline *	27	1,652
Bottomline Technologies DE *	24	1,286
Box, Cl A *	81	1,217
Brightcove *	21	182
Broadcom	220	67,135
Broadridge Financial Solutions	67	7,983
Brooks Automation	40	1,523
Cabot Microelectronics	16	2,328
Cadence Design Systems *	163	11,754
CalAmp *	18	173
Calix *	29	266
Cardtronics *	27	1,215
Casa Systems *	15	60
Cass Information Systems	7	378
CDK Global	70	3,758
CDW	84	10,957
Cerence *	1	21
Ceridian HCM Holding *	51	3,738
CEVA *	12	328
ChannelAdvisor *	15	140
Ciena *	88	3,579
Cirrus Logic *	33	2,535
Cisco Systems	2,432	111,798
Citrix Systems	75	9,092
Clearfield *	6	76

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Cloudera *	149	$1,533
Cognex	94	4,791
Cognizant Technology Solutions, Cl A	323	19,826
Coherent *	13	1,839
Cohu	23	515
CommScope Holding *	108	1,316
CommVault Systems *	24	1,080
Conduent *	116	496
CoreLogic	46	2,139
Cornerstone OnDemand *	33	1,940
Coupa Software *	36	5,801
CSG Systems International	18	897
CyberOptics *	4	90
Daktronics	21	124
DASAN Zhone Solutions *	6	53
Diebold Nixdorf *	43	495
Digi International *	16	253
Digimarc *	6	188
Digital Turbine *	45	281
Diodes *	23	1,188
DocuSign, Cl A *	62	4,868
Dolby Laboratories, Cl A	36	2,496
Domo, Cl B *	11	266
Dropbox, Cl A *	125	2,128
DSP Group *	12	174
Dynatrace *	42	1,315
Ebix	13	448
EchoStar, Cl A *	27	1,077
eGain *	15	108
Elastic *	28	1,817
EMCORE *	15	51
Endurance International Group Holdings *	51	241
Enphase Energy *	50	1,576
Envestnet *	28	2,208
EPAM Systems *	30	6,844
ePlus *	7	558
Euronet Worldwide *	29	4,572
Everbridge *	18	1,632
Everspin Technologies *	6	29
Evo Payments, Cl A *	20	554
ExlService Holdings *	19	1,389
Extreme Networks *	68	401
F5 Networks *	34	4,152
Fair Isaac *	16	6,438
FARO Technologies *	10	517
Fastly, Cl A *	6	135

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Fidelity National Information Services	362	$52,005
FireEye *	122	1,950
First Solar *	43	2,132
Fiserv *	332	39,379
Fitbit, Cl A *	131	854
Five9 *	34	2,439
FleetCor Technologies *	50	15,762
ForeScout Technologies *	22	627
FormFactor *	43	1,088
Fortinet *	85	9,806
Gartner *	50	8,039
Genpact	96	4,250
Global Payments	174	34,008
GlobalSCAPE	4	46
GoDaddy, Cl A *	102	6,855
GreenSky, Cl A *	25	231
GTT Communications *	26	308
GTY Technology Holdings *	20	125
Guidewire Software *	47	5,288
Hackett Group	14	216
Harmonic *	48	338
HP	866	18,463
HubSpot *	23	4,162
I3 Verticals, Cl A *	8	258
Ichor Holdings *	12	401
Immersion *	17	124
Impinj *	11	354
Infinera *	100	737
Information Services Group *	19	51
Inseego *	42	282
Insight Enterprises *	20	1,317
Instructure *	18	879
Intel	2,524	161,358
Intelligent Systems *	3	127
InterDigital	17	939
International Money Express *	12	127
Intuit	148	41,496
Iteris *	21	106
Itron *	22	1,799
j2 Global	26	2,492
Jack Henry & Associates	44	6,580
Juniper Networks	200	4,588
KLA	90	14,917
Lam Research	83	24,751
Lattice Semiconductor *	75	1,395
Limelight Networks *	62	309
LivePerson *	36	1,476
LiveRamp Holdings *	38	1,529

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
LogMeIn	27	$2,321
Lumentum Holdings *	43	3,258
Luna Innovations *	16	131
Manhattan Associates *	36	3,077
Marvell Technology Group	374	8,991
Mastercard, Cl A	521	164,604
MAXIMUS	36	2,583
MaxLinear, Cl A *	35	682
Medallia *	35	988
Micron Technology *	642	34,084
Microsoft	4,446	756,842
MicroStrategy, Cl A *	4	608
MicroVision *	58	38
Mitek Systems *	22	215
MobileIron *	56	267
Model N *	14	437
MoneyGram International *	16	33
MongoDB, Cl A *	26	4,262
Monolithic Power Systems	24	4,108
Napco Security Technologies *	6	176
NCR *	73	2,462
NeoPhotonics *	25	191
NetApp	140	7,476
NETGEAR *	16	412
NetScout Systems *	41	1,054
New Relic *	28	1,848
NIC	36	710
nLight *	17	299
NortonLifeLock	354	10,061
Nuance Communications *	164	3,103
Nutanix, Cl A *	99	3,215
NVE	2	147
NVIDIA	335	79,203
Okta, Cl A *	61	7,811
ON Semiconductor *	226	5,232
OneSpan *	18	299
Onto Innovation *	13	493
Oracle	1,246	65,352
PagerDuty *	15	350
Palo Alto Networks *	55	12,913
Park City Group *	7	33
Paychex	189	16,211
Paycom Software *	29	9,227
Paylocity Holding *	19	2,696
PayPal Holdings *	649	73,915
Paysign *	15	131
PC Connection	6	299
PDF Solutions *	16	252

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Pegasystems	21	$1,810
Perficient *	18	895
Photronics *	37	473
Ping Identity Holding *	8	194
Pixelworks *	16	64
Plantronics	18	517
Pluralsight, Cl A *	48	931
Power Integrations	15	1,465
Powerfleet *	13	98
PRGX Global *	12	48
Progress Software	25	1,128
Proofpoint *	32	3,930
PROS Holdings *	22	1,320
PTC *	61	5,070
Pure Storage, Cl A *	128	2,278
Q2 Holdings *	24	2,093
QAD, Cl A	6	309
QUALCOMM	699	59,632
Qualys *	19	1,629
Rambus *	62	984
Rapid7 *	24	1,425
RealPage *	50	2,918
Research Frontiers *	14	47
RingCentral, Cl A *	39	8,018
Rosetta Stone *	12	206
Sabre	161	3,468
SailPoint Technologies Holding *	49	1,229
salesforce.com *	501	91,336
ScanSource *	14	488
Seachange International *	15	67
Seagate Technology	155	8,833
SecureWorks, Cl A *	4	63
Semtech *	37	1,783
ServiceNow *	104	35,176
ServiceSource International *	48	91
SharpSpring *	3	37
ShotSpotter *	4	110
Silicon Laboratories *	25	2,458
Slack Technologies, Cl A *	114	2,363
Smartsheet, Cl A *	42	2,036
Smith Micro Software *	15	76
SolarWinds *	29	549
Splunk *	92	14,284
SPS Commerce *	20	1,137
Square, Cl A *	193	14,415
SS&C Technologies Holdings	128	8,065
StarTek *	6	46
SunPower, Cl A *	38	324

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
SVMK *	63	$1,112
Switch, Cl A	34	544
Sykes Enterprises *	22	739
Synaptics *	18	1,200
Synchronoss Technologies *	19	104
SYNNEX	24	3,306
Synopsys *	88	12,981
Tech Data *	20	2,879
Telaria *	20	203
Telenav *	21	94
Tenable Holdings *	22	600
Teradata *	65	1,582
TESSCO Technologies	3	19
TiVo	73	531
Trade Desk, Cl A *	21	5,653
TransAct Technologies	4	42
TTEC Holdings	8	318
Twilio, Cl A *	67	8,331
Tyler Technologies *	21	6,797
Ubiquiti	6	981
Ultra Clean Holdings *	21	483
Unisys *	36	350
Universal Display	24	4,228
Upland Software *	12	468
Varonis Systems *	16	1,339
Veeco Instruments *	27	344
Verint Systems *	37	2,146
VeriSign *	68	14,154
Verra Mobility, Cl A *	59	940
VirnetX Holding *	34	129
Virtusa *	16	666
Visa, Cl A	1,016	202,153
VMware, Cl A *	44	6,515
Western Digital	164	10,742
Western Union	246	6,617
WEX *	25	5,423
Workday, Cl A *	94	17,355
Workiva, Cl A *	18	819
Xerox Holdings	124	4,411
Xperi	27	434
Yext *	55	822
Zebra Technologies, Cl A *	31	7,410
Zendesk *	63	5,443
Zix *	31	209
Zoom Video Communications, Cl A *	28	2,136
Zscaler *	38	2,131
Zuora, Cl A *	44	649
		3,821,972

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — 2.4%
Advanced Emissions Solutions	9	$103
AdvanSix *	15	281
AgroFresh Solutions *	27	63
Air Products & Chemicals	130	31,032
AK Steel Holding *	171	472
Albemarle	61	4,897
Alcoa *	109	1,521
American Vanguard	15	280
Amyris *	32	82
AptarGroup	37	4,274
Ashland Global Holdings	35	2,589
Avery Dennison	52	6,824
Balchem	18	1,944
Berry Global Group *	78	3,317
Boise Cascade	22	796
Cabot	32	1,275
Carpenter Technology	26	1,033
Celanese, Cl A	71	7,349
Century Aluminum *	45	238
CF Industries Holdings	124	4,995
Chemours	96	1,332
Clearwater Paper *	9	254
Cleveland-Cliffs	142	997
Coeur Mining *	137	826
Commercial Metals	68	1,397
Compass Minerals International	19	1,100
Corteva	424	12,262
Crown Holdings *	76	5,626
Domtar	37	1,288
Dow	435	20,040
Eagle Materials	23	2,097
Eastman Chemical	79	5,630
Ecolab	166	32,554
Element Solutions *	123	1,439
Ferro *	46	629
Flotek Industries *	35	60
FMC	75	7,169
Freeport-McMoRan	853	9,469
FutureFuel	15	164
GCP Applied Technologies *	34	755
Gold Resource	38	209
Graphic Packaging Holding	171	2,673
Greif, Cl A	14	566
Hawkins	5	209
Hecla Mining	282	854
Huntsman	116	2,385
Ingevity *	23	1,500
Innophos Holdings	11	352

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Innospec	13	$1,309
International Flavors & Fragrances	62	8,129
International Paper	231	9,405
Intrepid Potash *	55	131
Kaiser Aluminum	9	901
Koppers Holdings *	11	345
Kraton *	17	280
Kronos Worldwide	13	141
Livent *	81	762
Louisiana-Pacific	73	2,239
LSB Industries *	13	39
LyondellBasell Industries, Cl A	150	11,679
Martin Marietta Materials	35	9,233
Minerals Technologies	20	1,083
Mosaic	205	4,067
Myers Industries	20	324
Neenah	9	600
NewMarket	5	2,198
Newmont	487	21,945
Northern Technologies International	4	57
Nucor	175	8,311
O-I Glass, Cl I	90	1,136
OMNOVA Solutions *	25	253
Packaging Corp of America	55	5,266
PH Glatfelter	25	418
PQ Group Holdings *	22	337
Quaker Chemical	7	1,162
Ranpak Holdings, Cl A *	24	183
Rayonier Advanced Materials	35	108
Royal Gold	38	4,382
RPM International	74	5,281
Ryerson Holding *	9	92
Schnitzer Steel Industries, Cl A	15	241
Schweitzer-Mauduit International	18	631
Scotts Miracle-Gro, Cl A	22	2,700
Sealed Air	89	3,160
Sensient Technologies	24	1,434
Sherwin-Williams	47	26,179
Silgan Holdings	45	1,389
Sonoco Products	57	3,257
Steel Dynamics	121	3,615
Stepan	12	1,184
Summit Materials, Cl A *	62	1,362
SunCoke Energy	53	312
Synalloy *	4	51
TimkenSteel *	20	128
Trecora Resources *	12	81

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Tredegar	16	$326
Trinseo	22	632
Tronox Holdings	49	415
UFP Technologies *	3	140
United States Lime & Minerals	1	90
US Concrete *	8	285
Valvoline	107	2,256
Venator Materials *	30	82
Verso *	18	303
Vulcan Materials	75	10,622
Warrior Met Coal	29	547
Westlake Chemical	19	1,163
WestRock	150	5,850
WR Grace	36	2,425
		359,857
REAL ESTATE — 5.0%
Acadia Realty Trust ‡	50	1,241
Agree Realty ‡	24	1,822
Alexander & Baldwin ‡	39	853
Alexander's ‡	1	323
Alexandria Real Estate Equities ‡	66	10,771
Altisource Portfolio Solutions *	8	149
American Assets Trust ‡	29	1,321
American Campus Communities ‡	78	3,578
American Finance Trust ‡	61	791
American Homes 4 Rent, Cl A	151	4,127
American Tower ‡	258	59,788
Americold Realty Trust ‡	112	3,861
Apartment Investment & Management, Cl A ‡	85	4,480
Apple Hospitality ‡	122	1,832
Armada Hoffler Properties ‡	31	569
Ashford Hospitality Trust ‡	59	145
AvalonBay Communities ‡	81	17,552
Blackstone Mortgage Trust, Cl A ‡	76	2,903
Bluerock Residential Growth REIT, Cl A	13	150
Boston Properties ‡	90	12,902
Braemar Hotels & Resorts ‡	16	128
Brandywine Realty Trust ‡	102	1,593
Brixmor Property Group ‡	171	3,413
Brookfield Property REIT, Cl A	41	757
BRT Apartments ‡	5	86
Camden Property Trust ‡	55	6,184
CareTrust ‡	56	1,242
CatchMark Timber Trust, Cl A ‡	28	287
CBL & Associates Properties ‡	89	75
CBRE Group, Cl A *	195	11,905
Cedar Realty Trust ‡	48	125

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Chatham Lodging Trust ‡	27	$441
CIM Commercial Trust ‡	6	93
Clipper Realty ‡	8	85
Colony Capital ‡	284	1,326
Columbia Property Trust ‡	68	1,435
Community Healthcare Trust ‡	10	472
Consolidated-Tomoka Land	2	127
CoreCivic ‡	69	1,101
CorEnergy Infrastructure Trust ‡	7	319
CorePoint Lodging ‡	22	201
CoreSite Realty ‡	21	2,466
Corporate Office Properties Trust ‡	65	1,935
Cousins Properties ‡	85	3,479
Crown Castle International ‡	241	36,110
CubeSmart ‡	111	3,515
Cushman & Wakefield *	95	1,826
CyrusOne ‡	65	3,955
DiamondRock Hospitality ‡	116	1,122
Digital Realty Trust ‡	122	15,005
Diversified Healthcare Trust ‡	137	1,058
Douglas Emmett ‡	97	4,026
Duke Realty ‡	211	7,661
Easterly Government Properties ‡	41	993
EastGroup Properties ‡	21	2,857
Empire State Realty Trust, Cl A ‡	87	1,180
EPR Properties ‡	45	3,212
Equinix ‡	49	28,897
Equity Commonwealth ‡	70	2,295
Equity LifeStyle Properties ‡	101	7,348
Equity Residential ‡	212	17,613
Essential Properties Realty Trust ‡	45	1,242
Essex Property Trust ‡	37	11,461
eXp World Holdings *	13	144
Extra Space Storage ‡	73	8,080
Farmland Partners ‡	15	97
Federal Realty Investment Trust ‡	43	5,376
First Industrial Realty Trust ‡	73	3,117
Five Point Holdings, Cl A *	33	268
Forestar Group *	9	182
Four Corners Property Trust ‡	39	1,181
Franklin Street Properties ‡	59	448
Front Yard Residential ‡	28	300
FRP Holdings *	3	142
Gaming and Leisure Properties ‡	117	5,529
GEO Group ‡	71	1,122
Getty Realty ‡	19	599
Gladstone Commercial ‡	17	362
Gladstone Land ‡	10	132

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Global Medical REIT	19	$277
Global Net Lease ‡	51	1,057
Hannon Armstrong Sustainable Infrastructure Capital ‡	37	1,261
Healthcare Realty Trust ‡	74	2,668
Healthcare Trust of America, Cl A ‡	120	3,844
Healthpeak Properties ‡	287	10,329
Hersha Hospitality Trust, Cl A ‡	20	259
Highwoods Properties ‡	59	2,956
Host Hotels & Resorts ‡	422	6,895
Howard Hughes *	24	2,920
Hudson Pacific Properties	88	3,198
Independence Realty Trust ‡	52	763
Industrial Logistics Properties Trust ‡	37	847
Innovative Industrial Properties, Cl A ‡	6	537
Investors Real Estate Trust ‡	6	442
Invitation Homes	279	8,780
Iron Mountain ‡	165	5,216
iStar ‡	34	495
JBG SMITH Properties ‡	76	3,082
Jernigan Capital ‡	12	240
Jones Lang LaSalle	29	4,925
Kennedy-Wilson Holdings	71	1,531
Kilroy Realty ‡	60	4,954
Kimco Realty ‡	234	4,458
Kite Realty Group Trust ‡	49	843
Lamar Advertising, Cl A ‡	49	4,548
Lexington Realty Trust, Cl B ‡	141	1,561
Liberty Property Trust ‡	91	5,701
Life Storage ‡	26	2,943
LTC Properties ‡	23	1,062
Macerich ‡	79	1,762
Mack-Cali Realty ‡	50	1,098
Marcus & Millichap *	13	460
Medical Properties Trust ‡	264	5,848
MGM Growth Properties, Cl A ‡	54	1,725
Mid-America Apartment Communities ‡	65	8,919
Monmouth Real Estate Investment ‡	52	761
National Health Investors ‡	25	2,110
National Retail Properties ‡	98	5,488
National Storage Affiliates Trust ‡	34	1,161
New Senior Investment Group ‡	49	373
Newmark Group, Cl A	86	1,012
NexPoint Residential Trust ‡	12	586
Office Properties Income Trust ‡	27	919

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Omega Healthcare Investors ‡	125	$5,244
One Liberty Properties ‡	9	246
Outfront Media ‡	83	2,468
Paramount Group ‡	114	1,603
Park Hotels & Resorts ‡	143	3,137
Pebblebrook Hotel Trust ‡	76	1,803
Pennsylvania Real Estate Investment Trust ‡	35	138
Physicians Realty Trust ‡	107	2,070
Piedmont Office Realty Trust, Cl A ‡	72	1,670
Plymouth Industrial REIT	7	129
PotlatchDeltic ‡	37	1,591
Preferred Apartment Communities, Cl A ‡	25	295
Prologis ‡	371	34,457
PS Business Parks ‡	11	1,843
Public Storage ‡	87	19,467
QTS Realty Trust, Cl A ‡	32	1,820
Rafael Holdings, Cl B *	5	101
Rayonier ‡	75	2,279
RE, Cl A	10	383
Realogy Holdings	65	688
Realty Income ‡	186	14,584
Redfin *	44	1,071
Regency Centers ‡	95	5,894
Retail Opportunity Investments ‡	64	1,060
Retail Properties of America, Cl A ‡	125	1,519
Retail Value ‡	8	263
Rexford Industrial Realty ‡	64	3,084
RLJ Lodging Trust ‡	100	1,556
RMR Group, Cl A	8	369
RPT Realty ‡	46	642
Ryman Hospitality Properties ‡	29	2,466
Sabra Health Care REIT	111	2,387
Safehold ‡	5	225
Saul Centers ‡	7	346
SBA Communications, Cl A ‡	65	16,221
Seritage Growth Properties ‡	19	698
Service Properties Trust ‡	94	2,029
Simon Property Group ‡	178	23,702
SITE Centers ‡	85	1,080
SL Green Realty ‡	48	4,418
Sotherly Hotels ‡	7	44
Spirit Realty Capital ‡	52	2,745
St. Joe *	34	714
STAG Industrial ‡	77	2,482
STORE Capital ‡	138	5,417

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Stratus Properties *	4	$119
Summit Hotel Properties ‡	60	665
Sun Communities ‡	51	8,271
Sunstone Hotel Investors ‡	135	1,712
Tanger Factory Outlet Centers ‡	53	775
Taubman Centers ‡	34	898
Tejon Ranch *	14	225
Terreno Realty ‡	37	2,119
Trinity Place Holdings *	14	46
UDR ‡	167	8,001
UMH Properties ‡	20	316
Uniti Group ‡	103	652
Universal Health Realty Income Trust ‡	7	863
Urban Edge Properties ‡	67	1,232
Urstadt Biddle Properties, Cl A ‡	16	363
Ventas ‡	222	12,845
VEREIT	627	6,120
VICI Properties	268	7,182
Vornado Realty Trust ‡	105	6,906
Washington Prime Group ‡	109	328
Washington Real Estate Investment Trust ‡	46	1,400
Weingarten Realty Investors ‡	69	2,008
Welltower ‡	233	19,784
Weyerhaeuser ‡	438	12,680
Whitestone REIT, Cl B	21	275
WP Carey ‡	98	8,244
Xenia Hotels & Resorts ‡	66	1,234
		749,413
UTILITIES — 4.3%
AES	395	7,844
ALLETE	29	2,421
Alliant Energy	140	8,310
Ameren	142	11,651
American Electric Power	289	30,120
American States Water	21	1,860
American Water Works	105	14,301
AquaVenture Holdings *	10	270
Artesian Resources, Cl A	4	151
Atmos Energy	68	7,959
Avangrid	32	1,704
Avista	38	1,932
Black Hills	35	2,906
Cadiz *	15	136
California Water Service Group	27	1,419
CenterPoint Energy	293	7,759
Chesapeake Utilities	9	866
Clearway Energy, Cl C	41	868

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
CMS Energy	163	$11,167
Consolidated Edison	194	18,236
Dominion Energy	476	40,817
DTE Energy	109	14,454
Duke Energy	428	41,786
Edison International	211	16,152
El Paso Electric	23	1,566
Entergy	116	15,256
Essential Utilities	125	6,493
Evergy	135	9,742
Eversource Energy	189	17,471
Exelon	572	27,221
FirstEnergy	316	16,050
Genie Energy, Cl B	7	51
Global Water Resources	5	63
Hawaiian Electric Industries	63	3,081
IDACORP	29	3,254
MDU Resources Group	110	3,257
MGE Energy	20	1,599
Middlesex Water	9	587
National Fuel Gas	49	2,116
New Jersey Resources	51	2,107
NextEra Energy	285	76,436
NextEra Energy Partners	35	1,987
NiSource	214	6,272
Northwest Natural Holding	17	1,247
NorthWestern	29	2,232
NRG Energy	139	5,128
OGE Energy	116	5,319
ONE Gas	30	2,835
Ormat Technologies	27	2,140
Otter Tail	23	1,232
Pattern Energy Group, Cl A	58	1,561
PG&E *	302	4,593
Pinnacle West Capital	64	6,252
PNM Resources	45	2,440
Portland General Electric	52	3,198
PPL	426	15,417
Public Service Enterprise Group	295	17,464
Pure Cycle *	13	169
RGC Resources	4	101
Sempra Energy	162	26,024
SJW Group	15	1,100
South Jersey Industries	53	1,632
Southern	614	43,226
Southwest Gas Holdings	31	2,341
Spark Energy, Cl A	6	57
Spire	28	2,361

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares/Number of Rights	Value
UTILITIES— continued
Star Group	25	$232
Sunnova Energy International *	15	204
TerraForm Power, Cl A	135	2,442
UGI	119	4,950
Unitil	8	494
Vistra Energy	268	6,035
WEC Energy Group	183	18,280
Xcel Energy	308	21,311
York Water	7	332
		642,047
Total Common Stock
(Cost $14,924,902)		14,930,326

RIGHT — 0.0%
Achillion Pharmaceuticals*# Total Right (Cost $–)	78	78
Total Investments— 99.4%
(Cost $14,924,902)		$14,930,404

Percentages based on Net Assets of $15,018,967.

†	Formerly, Catholic Investor U.S. All Cap Index Fund.
*	Non-income producing security.
‡	Real Estate Investment Trust.
#	Expiration date not available.

Cl — Class
REIT — Real Estate Investment Trust
S&P — Standard & Poor's

As of January 31, 2020, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.
For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer the Fund’s most recent financial statements.

KOC-QH-008-0100

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
GLOBAL REAL ESTATE FUND †
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.5%
	Shares	Value
AUSTRALIA — 5.3%
Charter Hall Long Wale * ‡	124,555	$470,819
Dexus ‡	156,608	1,325,011
NEXTDC *	223,249	1,120,414
		2,916,244
CANADA — 2.5%
Boardwalk Real Estate Investment Trust ‡	7,522	268,391
Killam Apartment Real Estate Investment Trust ‡	55,394	843,844
WPT Industrial Real Estate Investment Trust ‡	18,790	267,382
		1,379,617
CHINA — 1.0%
ESR Cayman *	210,551	521,917

FINLAND — 0.5%
Kojamo	13,927	256,564

GERMANY — 5.1%
Deutsche Wohnen	48,456	2,048,071
Instone Real Estate Group *	22,652	587,179
LEG Immobilien	1,020	125,900
		2,761,150
HONG KONG — 9.2%
CK Asset Holdings	191,000	1,226,416
Hang Lung Properties	176,445	365,747
Hongkong Land Holdings	219,661	1,164,974
Link ‡	222,177	2,240,672
Wharf Real Estate Investment	18,000	92,769
		5,090,578
IRELAND — 2.6%
Cairn Homes	134,752	182,739
Glenveagh Properties *	1,253,331	1,225,142
		1,407,881
ITALY — 1.0%
COIMA RES ‡	56,400	567,554

JAPAN — 1.6%
Industrial & Infrastructure Fund Investment ‡	151	231,791
Japan Hotel REIT Investment ‡	721	485,893
Mitsubishi Estate	7,877	154,152
		871,836

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — 1.4%
InterXion Holding *	8,781	$764,210

NORWAY — 0.1%
Entra	2,005	34,338

SINGAPORE — 0.7%
Mapletree Commercial Trust ‡	208,793	358,400

SPAIN — 1.2%
Cellnex Telecom *	13,207	655,309

UNITED KINGDOM — 3.3%
Empiric Student Property ‡	41,833	54,717
Great Portland Estates ‡	8,367	102,978
McCarthy & Stone	175,063	341,208
Tritax Big Box REIT ‡	693,072	1,278,410
		1,777,313
UNITED STATES — 54.0%
FINANCIALS — 3.2%
Ellington Financial	94,805	1,732,087

REAL ESTATE — 50.8%
Acadia Realty Trust ‡	50,143	1,244,549
Alexandria Real Estate Equities ‡	7,235	1,180,752
American Tower ‡	9,483	2,197,591
Americold Realty Trust ‡	58,120	2,003,396
Brixmor Property Group ‡	33,571	670,077
CatchMark Timber Trust, Cl A ‡	106,326	1,090,905
Colony Capital ‡	436,700	2,039,389
CoreCivic ‡	30,032	479,010
Corporate Office Properties Trust ‡	16,640	495,373
CyrusOne ‡	32,590	1,983,101
Equinix ‡	1,403	827,391
GEO Group ‡	55,920	883,536
Healthpeak Properties ‡	27,803	1,000,630
Invitation Homes	66,580	2,095,273
Jernigan Capital ‡	58,751	1,174,432
Kennedy-Wilson Holdings	69,586	1,500,274
Liberty Property Trust ‡	6,207	388,869
MGM Growth Properties, Cl A ‡	35,711	1,140,609
National Retail Properties ‡	20,956	1,173,536
New Senior Investment Group ‡	20,300	154,686
Physicians Realty Trust ‡	36,073	698,013
Prologis ‡	9,747	905,301
QTS Realty Trust, Cl A ‡	9,870	561,406

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
GLOBAL REAL ESTATE FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
STAG Industrial ‡	17,753	$572,357
Welltower ‡	15,894	1,349,560
		27,810,016
		29,542,103
Total Common Stock
(Cost $47,748,494)		48,905,014
Total Investments— 89.5%
(Cost $47,748,494)		48,905,014

Percentages based on Net Assets $54,616,560.

†	Formerly, Catholic Investor Global Real Estate Fund.
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

The following is a list of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$2,916,244	$—	$2,916,244
Canada	1,379,617	—	—	1,379,617
China	—	521,917	—	521,917
Finland	—	256,564	—	256,564
Germany	—	2,761,150	—	2,761,150
Hong Kong	—	5,090,578	—	5,090,578
Ireland	—	1,407,881	—	1,407,881
Italy	—	567,554	—	567,554
Japan	—	871,836	—	871,836
Netherlands	764,210	—	—	764,210
Norway	—	34,338	—	34,338
Singapore	—	358,400	—	358,400
Spain	—	655,309	—	655,309
United Kingdom	—	1,777,313	—	1,777,313
United States	29,542,103	—	—	29,542,103
Total Common Stock	31,685,930	17,219,084	—	48,905,014
Total Investments in Securities	$31,685,930	$17,219,084	$—	$48,905,014

For the period ended January 31, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-009-0100

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND †
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%
	Shares	Value
AUSTRALIA — 4.7%
Altium	48,700	$1,273,003
Cochlear	9,100	1,450,318
Macquarie Group	14,500	1,386,680
		4,110,001
AUSTRIA — 1.4%
OMV	25,100	1,250,888

BELGIUM — 1.1%
Solvay	9,500	985,413

BRAZIL — 4.1%
Centrais Eletricas Brasileiras	100,000	914,865
Petrobras Distribuidora	150,000	1,010,134
YDUQS Part	131,660	1,629,379
		3,554,378
CANADA — 7.6%
Bank of Montreal	19,660	1,499,383
George Weston	15,750	1,269,259
Magna International	21,679	1,099,021
Manulife Financial	77,230	1,504,451
TFI International	38,700	1,239,312
		6,611,426
CHINA — 3.2%
CNOOC ADR	8,100	1,223,100
Taiwan Semiconductor Manufacturing ADR	28,100	1,515,714
		2,738,814
DENMARK — 2.8%
GN Store Nord	25,800	1,282,178
Pandora	22,300	1,153,112
		2,435,290
FINLAND — 1.4%
Neste	30,680	1,219,621

FRANCE — 5.9%
Bouygues	30,390	1,200,612
Kering	2,300	1,409,233
Schneider Electric	13,950	1,392,944
Ubisoft Entertainment *	14,350	1,090,956
		5,093,745
GERMANY — 2.9%
Brenntag	24,000	1,241,574
TAG Immobilien	48,580	1,279,036
		2,520,610
HONG KONG — 6.5%
China Construction Bank, Cl H	1,790,000	1,349,846
China Mobile	103,000	843,070
COSCO SHIPPING Ports	1,692,000	1,197,401

COMMON STOCK — continued
	Shares	Value
HONG KONG— continued
CSPC Pharmaceutical Group	423,470	$928,574
Ping An Insurance Group of China, Cl H	120,000	1,345,965
		5,664,856
INDONESIA — 1.3%
Bank Negara Indonesia Persero	2,137,000	1,112,761

ITALY — 4.6%
DiaSorin	9,900	1,216,556
Enel	167,500	1,458,197
Recordati	30,000	1,283,131
		3,957,884
JAPAN — 15.8%
Daiwa House Industry	36,400	1,142,281
Hitachi	39,020	1,487,595
Honda Motor	38,340	980,301
Hoya	15,410	1,482,661
ITOCHU	75,000	1,754,340
Mizuho Financial Group	1,000,000	1,478,041
Morinaga	22,400	1,075,156
Nippon Telegraph & Telephone	58,000	1,477,517
ORIX	77,500	1,312,438
Sony	22,500	1,564,651
		13,754,981
MEXICO — 1.0%
Industrias Bachoco	221,087	887,133

NETHERLANDS — 2.7%
Koninklijke Ahold Delhaize	44,350	1,088,252
Signify	37,000	1,232,685
		2,320,937
NORWAY — 1.6%
DNB	78,920	1,384,976

POLAND — 1.5%
Asseco Poland	79,620	1,312,342

SINGAPORE — 1.6%
United Overseas Bank	74,140	1,382,941

SOUTH KOREA — 4.4%
POSCO ADR	24,600	1,092,486
Samsung Electronics	39,000	1,823,118
Shinhan Financial Group ADR	28,394	919,682
		3,835,286
SPAIN — 1.6%
Repsol	98,380	1,357,346

SWITZERLAND — 5.8%
Logitech International	27,900	1,250,084
Nestle	23,830	2,625,878

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND †
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND— continued
Partners Group Holding	1,300	$1,192,892
		5,068,854
TAIWAN — 2.7%
Alibaba Group Holding ADR *	11,380	2,350,994

TURKEY — 1.3%
Turkcell Iletisim Hizmetleri	472,000	1,111,827

UNITED KINGDOM — 10.5%
3i Group PLC	96,100	1,397,881
Anglo American PLC	60,500	1,577,332
Compass Group PLC	50,700	1,252,690
Legal & General Group PLC	298,000	1,200,008
Next PLC	12,020	1,091,767
Rightmove PLC	174,220	1,511,343
Tate & Lyle PLC	108,000	1,127,115
		9,158,136
Total Common Stock
(Cost $76,882,290)		85,181,440
Total Investments— 98.0%
(Cost $76,882,290)		$85,181,440

Percentages are based on net assets of $86,895,437.

†	Formerly, Catholic Investor International Equity Fund.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

The following is a list of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$4,110,001	$—	$4,110,001
Austria	—	1,250,888	—	1,250,888
Belgium	—	985,413	—	985,413
Brazil	3,554,378	—	—	3,554,378
Canada	6,611,426	—	—	6,611,426
China	2,738,814	—	—	2,738,814
Denmark	—	2,435,290	—	2,435,290
Finland	—	1,219,621	—	1,219,621
France	—	5,093,745	—	5,093,745
Germany	—	2,520,610	—	2,520,610
Hong Kong	—	5,664,856	—	5,664,856
Indonesia	—	1,112,761	—	1,112,761
Italy	—	3,957,884	—	3,957,884
Japan	—	13,754,981	—	13,754,981
Mexico	887,133	—	—	887,133
Netherlands	—	2,320,937	—	2,320,937
Norway	—	1,384,976	—	1,384,976
Poland	—	1,312,342	—	1,312,342
Singapore	—	1,382,941	—	1,382,941
South Korea	2,012,168	1,823,118	—	3,835,286
Spain	—	1,357,346	—	1,357,346

Investments in Securities	Level 1	Level 2	Level 3	Total
Switzerland	$—	$5,068,854	$—	$5,068,854
Taiwan	2,350,994	—	—	2,350,994
Turkey	—	1,111,827	—	1,111,827
United Kingdom	—	9,158,136	—	9,158,136
Total Common Stock	18,154,913	67,026,527	—	85,181,440
Total Investments in Securities	$18,154,913	$67,026,527	$—	$85,181,440

For the period ended January 31, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—” are $0 or have been rounded to $0.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.
KOC-QH-006-1000

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Advisors’ Inner Circle Fund III

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

By (Signature and Title)
/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 30, 2020